UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-07142

HIGHLAND FUNDS II

(Exact name of registrant as specified in charter)

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Address of principal executive offices)(Zip code)

Highland Capital Management Fund Advisors, L.P.

200 Crescent Court

Suite 700

Dallas, Texas 75201

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (877) 665-1287

Date of fiscal year end: September 30

Date of reporting period: March 31, 2020

Item 1.	Reports to Stockholders.

A copy of the Semi-Annual Reports transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “1940 Act”), is attached herewith.

Highland Funds II

Highland Socially Responsible Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Fixed Income Fund

Semi-Annual Report

March 31, 2020

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Funds’ annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Funds’ website (highlandfunds.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a Fund electronically by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by contacting the Funds’ transfer agent at 1-877-665-1287.

Beginning on January 1, 2019, you may elect to receive all future reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with a Fund, you can call 1-877-665-1287 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the fund complex if you invest directly with a Fund.

Highland Funds II

Highland Socially Responsible Equity Fund

Highland Small-Cap Equity Fund

Highland Total Return Fund

Highland Fixed Income Fund

Economic and market conditions change frequently.

There is no assurance that the trends described in this report will continue or commence.

A prospectus must precede or accompany this report. Please read the prospectus carefully before you invest.

FUND PROFILE (unaudited)

Highland Socially Responsible Equity Fund

Objective

Highland Socially Responsible Equity Fund seeks long-term growth of capital and future income rather than current income.

Net Assets as of March 31, 2020

$60.3 million

Portfolio Data as of March 31, 2020

The information below provides a snapshot of Highland Socially Responsible Equity Fund at the end of the reporting period. Highland Socially Responsible Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2020 (%)(1)

Information Technology	25.4
Healthcare	13.9
Communication Services	12.4
Consumer Staples	9.1
Consumer Discretionary	4.9
Materials	3.9
Financials	1.8
Real Estate	0.7
Other Investments and Assets & Liabilities	27.9

Top 10 Holdings as of 3/31/2020 (%)(1)(2)

Microsoft Corp. (Common Stock)	9.2
Highland Merger Arbitrage Fund %, (Registered Investment Companies)	7.1
Alphabet, Inc. (Common Stock)	5.8
Vertex Pharmaceuticals, Inc. (Common Stock)	4.0
Gilead Sciences (Common Stock)	3.7
Facebook, Inc. (Common Stock)	3.3
Biogen (Common Stock)	3.1
Newmont Goldcorp Corp. (Common Stock)	3.0
Visa, Inc. (Common Stock)	2.4
Procter & Gamble (Common Stock)	2.4

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Excludes cash equivalents.

Semi-Annual Report	1

FUND PROFILE (unaudited)

Highland Small-Cap Equity Fund

Objective

Highland Small-Cap Equity Fund seeks long-term growth of capital.

Net Assets as of March 31, 2020

$16.7 million

Portfolio Data as of March 31, 2020

The information below provides a snapshot of Highland Small-Cap Equity Fund at the end of the reporting period. Highland Small-Cap Equity Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Sector Classifications as of 03/31/2020 (%)(1)

Financials	29.8
Healthcare	28.2
Real Estate	15.5
Materials	10.9
Information Technology	10.8
Industrials	6.4
Consumer Discretionary	4.5
Energy	4.1
Utilities	2.9
Communication Services	1.5
Other Investments and Assets & Liabilities	(14.6)

Top 10 Holdings as of 3/31/2020 (%)(1)(2)

Eurobank Ergasias (Common Stock)	8.3
Coherus Biosciences, Inc. (Common Stock)	8.1
Alpha Bank AE (Common Stock)	7.5
MPM Holdings, Inc. (Common Stock)	7.4
NexPoint Strategic Opportunities Fund %, (Registered Investment Companies)	5.9
National Bank of Greece (Common Stock)	5.9
Braemar Hotels & Resorts, Inc. 5.50%, (Preferred Stock)	5.4
NexPoint Residential Trust (Common Stock)	4.1
Portola Pharmaceuticals, Inc. (Common Stock)	3.0
Science Applications International Corp. (Common Stock)	3.0

(1)	Industries and holdings are calculated as a percentage of total net assets.

(2)	Excludes cash equivalents.

2	Semi-Annual Report

FUND PROFILE (unaudited)

Highland Total Return Fund

Objective

Highland Total Return Fund seeks maximum total return, which includes both income and capital appreciation.

Net Assets as of March 31, 2020

$64.8 million

Portfolio Data as of March 31, 2020

The information below provides a snapshot of Highland Total Return Fund at the end of the reporting period. Highland Total Return Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 3/31/2020 (%)(1)

AAA	0.0	+
AA	2.5
A	9.0
BBB	54.5
BB	3.7
B	0.0	+
CCC	0.1
NR	30.2

Industry Classifications as of 03/31/2020 (%)(1)

Common Stock	50.5
Corporate Bonds & Notes	18.6
Foreign Common Stock	15.9
Registered Investment Company	4.2
Foreign Corporate Bonds & Notes	3.8
Preferred Stock	3.4
Agency Mortgage-Backed Securities	1.9
Master Limited Partnership	0.4
Non-Agency Collateralized Mortgage-Backed Security	0.1
Agency Collateralized Mortgage Obligations	0.0
Asset-Backed Security	0.0
Other Investments and Assets & Liabilities	1.2

Top 10 Holdings as of 3/31/2020 (%)(1)(2)

PICO Holdings, Inc. (Common Stock)	7.8
Bollore SA, (Foreign Common Stock)	5.2
Berkshire Hathaway, Inc. (Common Stock)	4.9
CenturyLink, Inc. (Common Stock)	4.4
Liberty Media Corp.-Liberty Formula One (Common Stock)	4.2
Alphabet, Inc. (Common Stock)	3.5
Amazon.com, Inc. (Common Stock)	3.3
Financiere de L’Odet SA, (Foreign Common Stock)	3.0
Texas Pacific Land Trust (Common Stock)	2.9
Zimmer Biomet Holdings 2.70%, 4/1/2020 (Corporate Bonds & Notes)	2.4

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

(2)	Excludes cash equivalents.

+	Less than 0.05%.

Semi-Annual Report	3

FUND PROFILE (unaudited)

Highland Fixed Income Fund

Objective

Highland Fixed Income Fund seeks maximum income consistent with prudent investment management and the preservation of capital.

Net Assets as of March 31, 2020

$187.9 million

Portfolio Data as of March 31, 2020

The information below provides a snapshot of Highland Fixed Income Fund at the end of the reporting period. Highland Fixed Income Fund is actively managed and the composition of its portfolio will change over time. Current and future holdings are subject to risk.

Quality Breakdown as of 3/31/2020 (%)(1)

AAA	3.9
AA	13.2
A	2.7
BBB	21.5
BB	4.2
B	0.1
CCC	0.1
NR	54.3

Industry Classifications as of 03/31/2020 (%)(1)

Agency Mortgage-Backed Securities	30.0
Corporate Bonds & Notes	20.7
U.S. Treasury Obligations	14.3
U.S. Government Agency — Asset-Backed Securities	10.1
Preferred Stock	8.0
Asset-Backed Securities	5.2
Registered Investment Companies	4.1
Municipal Bonds	3.6
U.S. Government Agency Obligation	1.1
Non-Agency Collateralized Mortgage-Backed Securities	0.9
Common Stock	0.8
Agency Collateralized Mortgage Obligations	0.8
Foreign Corporate Bonds & Notes	0.4

Top 10 Holdings as of 3/31/2020 (%)(1)

U.S. Treasury Notes 1.63%, 8/15/2029 (U.S. Treasury Obligations)	2.7
U.S. Treasury Bond 2.25%, 8/15/2046 (U.S. Treasury Obligations)	2.2
Qwest Corp. 6.50%, 9/1/2056 (Preferred Stock)	1.8
U.S. Treasury Notes 2.38%, 5/15/2029 (U.S. Treasury Obligations)	1.8
Government National Mortgage Assoc. 3.25%, 3/16/2059 (Agency Mortgage-Backed Securities)	1.7
JPMorgan Chase & Co 6.75%, (Corporate Bonds & Notes)	1.8
FRESB Mortgage Trust 3.48%, 6/25/2028 (Agency Mortgage-Backed Securities)	1.4
Government National Mortgage Assoc. 3.15%, 3/16/2061 (Agency Mortgage-Backed Securities)	1.4
Government National Mortgage Assoc. 2.60%, 8/16/2052 (Agency Mortgage-Backed Securities)	1.4
U.S. Treasury Bond 2.75%, 11/15/2042 (U.S. Treasury Obligations)	1.4

(1)

Quality is calculated as a percentage of total bonds & notes. Sectors and holdings are calculated as a percentage of total net assets. The quality ratings reflected were issued by Standard & Poors, a nationally recognized statistical rating organization. Ratings are measured on a scale that generally ranges from AAA (highest) to D (lowest). Quality ratings reflect the credit quality of the underlying bonds in the Fund’s portfolio and not that of the Fund itself. Quality Ratings are subject to change.

4	Semi-Annual Report

FINANCIAL STATEMENTS (unaudited)

March 31, 2020

A guide to understanding each Fund’s financial statements

Investment Portfolio	The Investment Portfolio details each of the Fund’s holdings and their market value as of the last day of the reporting period. Portfolio holdings are organized by type of asset and industry to demonstrate areas of concentration and diversification.

Statement of Assets and Liabilities	This statement details each Fund’s assets, liabilities, net assets and share price for each share class as of the last day of the reporting period. Net assets are calculated by subtracting all of a Fund’s liabilities (including any unpaid expenses) from the total of the Fund’s investment and noninvestment assets. The net asset value per share for each class is calculated by dividing net assets allocated to that share class by the number of shares outstanding in that class as of the last day of the reporting period.

Statement of Operations	This statement reports income earned by each Fund and the expenses incurred by each Fund during the reporting period. The Statement of Operations also shows any net gain or loss a Fund realized on the sales of its holdings during the period as well as any unrealized gains or losses recognized over the period. The total of these results represents a Fund’s net increase or decrease in net assets from operations.

Statement of Changes in Net Assets	This statement details how each Fund’s net assets were affected by its operating results, distributions to shareholders and shareholder transactions (e.g., subscriptions, redemptions and distribution reinvestments) during the reporting period. The Statement of Changes in Net Assets also details changes in the number of shares outstanding.

Statement of Cash Flows	This statement reports net cash and foreign currency provided or used by operating, investing and financing activities and the net effect of those flows on cash and foreign currency during the period.

Financial Highlights	The Financial Highlights demonstrate how each Fund’s net asset value per share was affected by the Fund’s operating results. The Financial Highlights also disclose the classes’ performance and certain key ratios (e.g., net expenses and net investment income as a percentage of average net assets).

Notes to Financial Statements	These notes disclose the organizational background of the Funds, certain of their significant accounting policies (including those surrounding security valuation, income recognition and distributions to shareholders), federal tax information, fees and compensation paid to affiliates and significant risks and contingencies.

Semi-Annual Report	5

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland Socially Responsible Equity Fund

Shares		Value ($)

Common Stocks - 72.1%

COMMUNICATION SERVICES - 12.4%
3,000	Alphabet, Inc., Class A (a)	3,485,850
12,000	Facebook, Inc., Class A (a)	2,001,600
21,000	Verizon Communications, Inc.	1,128,330
9,000	Walt Disney Co. (b)	869,400

		7,485,180

CONSUMER DISCRETIONARY - 4.9%
2,000	Domino’s Pizza	648,140
6,000	Home Depot (b)	1,120,260
4,000	McDonald’s	661,400
1,000	Tesla, Inc. (a)	524,000

		2,953,800

CONSUMER STAPLES - 9.2%
8,000	Clorox (b)	1,386,000
20,000	Coca-Cola	885,000
45,000	Kroger	1,355,400
13,000	Procter & Gamble	1,430,000
50,000	United Natural Foods (a)	459,000

		5,515,400

FINANCIALS - 1.8%
15,000	Progressive	1,107,600

HEALTHCARE - 13.8%
66,600	Acreage Holdings, Inc. (a)	155,078
6,000	Biogen (a)	1,898,280
12,000	Bristol-Myers Squibb	668,880
30,000	Gilead Sciences	2,242,800
13,000	Merck & Co., Inc. (b)	1,000,220
10,000	Vertex Pharmaceuticals, Inc. (a)	2,379,500

		8,344,758

INFORMATION TECHNOLOGY - 25.4%
2,000	Adobe, Inc. (a)(b)	636,480
15,000	Advanced Micro Devices (a)	682,200
22,000	Cisco Systems (b)	864,820
10,000	Citrix Systems, Inc.	1,415,500
23,000	Intel Corp.	1,244,760
5,000	Mastercard, Class A	1,207,800
35,000	Microsoft Corp. (b)	5,519,850
50,000	NortonLifeLock	935,500
3,000	NVIDIA Corp.	790,800
4,000	salesforce.com, Inc. (a)(b)	575,920
9,000	Visa, Inc., Class A	1,450,080

		15,323,710

MATERIALS - 3.9%
3,000	Linde	519,000
40,000	Newmont Goldcorp Corp.	1,811,200
2,000	Omnimax International, Inc. (a)(c)(d)	60

		2,330,260

REAL ESTATE - 0.7%
2,000	American Tower , REIT (b)	435,500

Shares		Value ($)

REAL ESTATE (continued)
100,000	Socially Responsible Equity Sub, LLC (a)(c)(d)(e)	—

		435,500

	Total Common Stocks (Cost $46,738,399)	43,496,208

Registered Investment Companies - 8.7%
221,701	Highland Merger Arbitrage Fund, Class Z (e)	4,281,053
113,630	NexPoint Strategic Opportunities Fund (b)(e)	938,584

	Total Registered Investment Companies (Cost $6,809,869)	5,219,637

Preferred Stock - 0.0%

HEALTHCARE - 0.0%
434,783	AMINO, Inc., Series C (a)(c)(d)(f)(g)	—

	Total Preferred Stock (Cost $2,500,002)	—

Cash Equivalent - 13.6%

MONEY MARKET FUND (h) - 13.6%
8,210,188	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.220%	8,210,188

	Total Cash Equivalent (Cost $8,210,188)	8,210,188

Total Investments - 94.4%		56,926,033

(Cost $64,258,458)

Securities Sold Short - (21.4)%

EXCHANGE-TRADED FUND - (21.4)%
(50,000)	SPDR S&P 500 ETF Trust	(12,887,500)

	Total Exchange-Traded Fund (Proceeds $12,493,644)	(12,887,500)

	Total Securities Sold Short - (21.4)% (Proceeds $12,493,644)	(12,887,500)

Other Assets & Liabilities, Net - 27.0%		16,285,894

Net Assets - 100.0%		60,324,427

(a)	Non-income producing security.
(b)	All or part of this security is pledged as collateral for short sales. The market value of the securities pledged as collateral was $11,019,364.
(c)

Securities with a total aggregate value of $60, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(d)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities

6	See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2020	Highland Socially Responsible Equity Fund

with a total aggregate value of $60, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2020. Please see Notes to Investment Portfolio.
(e)	Affiliated issuer. Assets with a total aggregate market value of $5,219,637, or 8.7% of net assets, were affiliated with the Fund as of March 31, 2020.
(f)	There is currently no rate available.
(g)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
AMINO, Inc.	Preferred Stock	11/18/2016	$2,500,002	$—	0.0%

(h)	Rate shown is 7 day effective yield.

See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.	7

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland Small-Cap Equity Fund

Shares		Value ($)

Common Stocks - 106.6%

COMMUNICATION SERVICES - 1.5%
15,275	Sinclair Broadcast Group, Inc., Class A	245,622

CONSUMER DISCRETIONARY - 4.5%
9,090	Genesco, Inc. (a)	121,261
8,200	Gentherm, Inc. (a)	257,480
7,075	LKQ Corp. (a)	145,108
6,000	Oxford Industries, Inc.	217,560

		741,409

ENERGY - 1.5%
6,420	Dril-Quip, Inc. (a)	195,810
37,498	NexTier Oilfield Solutions (a)	43,873
14,328	SM Energy	17,480

		257,163

FINANCIALS - 29.8%
5,000,000	Alpha Bank AE ADR (a)	1,254,500
266	Ashford (a)	1,529
3,094	Canadian Imperial Bank of Commerce	179,359
12,520	Cannae Holdings, Inc. (a)	419,295
9,550	CIT Group, Inc.	164,833
6,377,500	Eurobank Ergasias ADR (a)	1,371,163
2,430	IBERIABANK Corp.	87,869
7,275	KKR & Co., Inc., Class A	170,744
744,050	National Bank of Greece (a)	976,641
27,738	Oaktree Specialty Lending Corp.	89,871
3,835	Raymond James Financial, Inc.	242,372

		4,958,176

HEALTHCARE - 28.2%
10,700	Aerie Pharmaceuticals, Inc. (a)	144,450
16,900	Amicus Therapeutics, Inc. (a)	156,156
2,582	Charles River Laboratories International, Inc. (a)	325,874
82,385	Coherus Biosciences, Inc. (a)	1,336,285
23,290	Collegium Pharmaceutical, Inc. (a)	380,326
25,273	Heron Therapeutics, Inc. (a)	296,705
5,985	Intersect ENT, Inc. (a)	70,922
8,245	MEDNAX, Inc. (a)	95,972
1,920	Molina Healthcare, Inc. (a)	268,243
2,450	NuVasive, Inc. (a)	124,117
5,750	Pacira BioSciences, Inc. (a)	192,797
70,020	Paratek Pharmaceuticals, Inc. (a)	220,563
70,850	Portola Pharmaceuticals, Inc. (a)	505,161
4,255	PRA Health Sciences, Inc. (a)	353,335
20,160	Surgery Partners, Inc. (a)	131,645
1,922	Ultragenyx Pharmaceutical, Inc. (a)	85,394

		4,687,945

INDUSTRIALS - 6.4%
4,620	CoreLogic, Inc.	141,095
14,000	JetBlue Airways Corp. (a)	125,300
28,100	Luxfer Holdings	397,334
18,000	Resources Connection, Inc.	197,460
660	Teledyne Technologies, Inc. (a)	196,198

		1,057,387

Shares		Value ($)

INFORMATION TECHNOLOGY - 10.8%
26,300	Avaya Holdings Corp. (a)	212,767
5,500	Cornerstone OnDemand, Inc. (a)	174,625
20,745	Ebix, Inc.	314,909
6,750	Science Applications International Corp.	503,753
10,150	SS&C Technologies Holdings, Inc.	444,773
6,990	Teradata Corp. (a)	143,225

		1,794,052

MATERIALS - 10.9%
26,100	Loma Negra Cia Industrial Argentina ADR (a)	92,655
250,000	MPM Holdings, Inc. (a)(b)	1,250,000
1,500	Quaker Chemical Corp.	189,420
6,600	Sensient Technologies Corp.	287,166

		1,819,241

REAL ESTATE - 10.1%
158,850	Ashford Hospitality Trust , REIT	117,422
48,500	Independence Realty Trust, Inc. , REIT	433,590
26,906	NexPoint Residential Trust , REIT (c)	678,300
12,277	RAIT Financial Trust , REIT (a)	527
14,300	RLJ Lodging Trust , REIT	110,396
100,000	Small-Cap Equity Sub, LLC (a)(c)(d)(e)	—
10,266	Spirit MTA , REIT	7,880
13,050	Spirit Realty Capital, Inc. , REIT	341,258

		1,689,373

UTILITIES - 2.9%
54,900	Central Puerto ADR	123,525
5,450	NRG Energy, Inc.	148,567
13,575	Vistra Energy Corp.	216,657

		488,749

	Total Common Stocks (Cost $29,358,736)	17,739,117

Registered Investment Companies - 6.9%
39,647	Highland Global Allocation Fund (c)	172,465
118,673	NexPoint Strategic Opportunities Fund (c)	980,239

	Total Registered Investment Companies (Cost $3,016,609)	1,152,704

Preferred Stock - 5.4%

REAL ESTATE - 5.4%
161,290	Braemar Hotels & Resorts, Inc., REIT 5.50% (a)(f)	895,159

	Total Preferred Stock (Cost $2,499,995)	895,159

Master Limited Partnerships - 2.6%

ENERGY - 2.6%
71,290	Energy Transfer LP	327,934
7,150	Plains All American Pipeline LP	37,752
22,475	Western Midstream Partners LP	72,819

	Total Master Limited Partnerships (Cost $1,162,632)	438,505

8	See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2020	Highland Small-Cap Equity Fund

Shares		Value ($)

Cash Equivalent - 5.5%

MONEY MARKET FUND (g) - 5.5%
919,569	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.220%	919,569

	Total Cash Equivalent (Cost $919,569)	919,569

	Total Investments - 127.0% (Cost $36,957,541)	21,145,054

Other Assets & Liabilities, Net - (27.0)%		(4,494,800)

Net Assets - 100.0%		16,650,254

(a)	Non-income producing security.
(b)

Restricted Securities. These securities are not registered and may not be sold to the public. There are legal and/or contractual restrictions on resale. The Fund does not have the right to demand that such securities be registered. The values of these securities are determined by valuations provided by pricing services, brokers, dealers, market makers, or in good faith under the procedures established by the Fund’s Board of Trustees. Additional Information regarding such securities follows:

Restricted Security	Security Type	Acquisition Date	Cost of Security	Market Value at Period End	Percent of Net Assets
MPM Holdings, Inc.	Common Stock	5/15/2019	$—	$1,250,000	7.5%

(c)	Affiliated issuer. Assets with a total aggregate market value of $1,831,004, or 11.0% of net assets, were affiliated with the Fund as of March 31, 2020.
(d)

Securities with a total aggregate value of $–, or –% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(e)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $–, or –% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2020. Please see Notes to Investment Portfolio.

(f)	Perpetual security with no stated maturity date.
(g)	Rate shown is 7 day effective yield.

See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.	9

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland Total Return Fund

Shares		Value ($)

Common Stocks - 50.5%

COMMUNICATION SERVICES - 19.1%
581	Alphabet, Inc., Class A (a)	675,093
1,941	Alphabet, Inc., Class C (a)	2,257,014
302,979	CenturyLink, Inc.	2,866,181
22,360	Comcast, Class A	768,737
1,900	Facebook, Inc., Class A (a)	316,920
9,717	GCI Liberty, Inc. (a)	553,578
28,802	Liberty Global (a)	452,479
42,784	Liberty Global, Class A (a)	706,364
104,884	Liberty Media Corp.-Liberty Formula One, Class A (a)	2,708,105
10,865	Walt Disney Co.	1,049,559

		12,354,030

CONSUMER DISCRETIONARY - 3.4%
1,095	Amazon.com, Inc. (a)	2,134,943
30	Pinelawn Cemetery	9,300
18,548	Tandy Leather Factory (a)	66,773

		2,211,016

CONSUMER STAPLES - 2.4%
13,200	British American Tobacco ADR	451,308
15,215	Philip Morris International, Inc.	1,110,086

		1,561,394

ENERGY - 2.9%
4,983	Texas Pacific Land Trust	1,893,590

FINANCIALS - 8.1%
17,215	Berkshire Hathaway, Inc., Class B (a)	3,147,418
29,679	Brookfield Asset Management, Inc., Class A	1,313,317
4,400	Charles Schwab	147,928
15,800	Fairfax India Holdings, Class G (a)	103,806
22,000	KKR & Co., Inc., Class A	516,340

		5,228,809

HEALTHCARE - 0.6%
3,654	CVS Health Corp.	216,792
340	Intuitive Surgical, Inc. (a)	168,371

		385,163

INDUSTRIALS - 8.8%
92,021	AMREP Corp. (a)	441,701
22,000	General Electric	174,680
652,122	PICO Holdings, Inc. (a)	5,073,509

		5,689,890

INFORMATION TECHNOLOGY - 0.2%
2,000	QUALCOMM, Inc.	135,300

MATERIALS - 2.8%
25,845	Keweenaw Land Association Ltd. (a)	1,486,088
3,366	Pope Resources a Delaware	288,769

		1,774,857

REAL ESTATE - 2.2%
19,753	Consolidated-Tomoka Land Co	895,403

Shares		Value ($)

REAL ESTATE (continued)
1,295	Phillips Edison & Co, Inc. , REIT (a)(b)(c)	10,310
111,150	VEREIT, Inc. , REIT	543,524

		1,449,237

	Total Common Stocks (Cost $38,211,274)	32,683,286

Principal Amount ($)

Corporate Bonds & Notes - 18.6%

COMMUNICATION SERVICES - 1.7%
1,070,000	Charter Communications Operating 3.58%, 07/23/20	1,066,736
6,472	iHeartCommunications, Inc. 6.38%, 05/01/26	6,160
12,132	8.38%, 05/01/27	10,630

		1,083,526

CONSUMER DISCRETIONARY - 2.7%
844,000	Expedia Group 5.95%, 08/15/20	832,619
400,000	Ford Motor Credit 2.43%, 06/12/20	391,000
500,000	General Motors Financial 2.65%, 04/13/20	499,615

		1,723,234

CONSUMER STAPLES - 1.3%
101,000	Kraft Heinz Foods 2.80%, 07/02/20	100,255
236,000	Mondelez International 3.00%, 05/07/20	233,644
545,000	Wm Wrigley Jr 3.38%, 10/21/20	541,699

		875,598

ENERGY - 0.5%
280,000	Kinder Morgan Energy Partners 5.30%, 09/15/20	279,172
42,000	Kinder Morgan, Inc. 5.63%, 11/15/23 (d)	44,073

		323,245

FINANCIALS - 3.3%
340,000	Bank of America VAR ICE LIBOR USD 3 Month+4.174%, 6.50%, (e)	358,936
50,000	Bank of New York Mellon Corp. MTN 2.60%, 08/17/20	50,097
100,000	Charles Schwab VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, (e)	104,031
17,000	Charles Schwab Corp./The 4.45%, 07/22/20	16,961
450,000	Discover Bank 3.10%, 06/04/20	449,340
500,000	7.00%, 04/15/20	500,418
25,000	Goldman Sachs Group, Inc. MTN VAR ICE LIBOR USD 3 Month+1.600%, 3.43%, 07/15/20	24,948
181,000	JPMorgan Chase & Co VAR ICE LIBOR USD 3 Month+3.470%, 5.24%, (e)	161,905
500,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	470,700

		2,137,336

10	See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Total Return Fund

Principal Amount ($)		Value ($)

Corporate Bonds & Notes (continued)

HEALTHCARE - 4.5%
32,000	AbbVie 2.50%, 05/14/20	32,003
539,000	Allergan 3.38%, 09/15/20	544,838
82,000	Amgen 2.13%, 05/01/20	81,951
13,000	Anthem 4.35%, 08/15/20	13,093
506,000	Cigna Holding 5.13%, 06/15/20	507,785
17,000	CVS Health 2.80%, 07/20/20	17,004
1,750,000	Zimmer Biomet Holdings 2.70%, 04/01/20	1,750,000

		2,946,674

INDUSTRIALS - 2.2%
346,000	Aircastle Ltd. 7.63%, 04/15/20	345,918
645,000	General Electric Co VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, (e)	533,334
26,000	5.55%, 05/04/20	26,067
451,000	Ingersoll-Rand Luxembourg Finance 2.63%, 05/01/20	451,062
70,000	United Parcel Service of America 8.38%, 04/01/20	70,000

		1,426,381

INFORMATION TECHNOLOGY - 0.1%
45,000	Broadridge Financial Solutions 3.95%, 09/01/20	45,160
15,000	VMware 2.30%, 08/21/20	14,841

		60,001

MATERIALS - 1.5%
11,000	Avery Dennison Corp. 5.38%, 04/15/20	10,997
570,000	International Flavors & Fragrances 3.40%, 09/25/20	572,606
42,800	Rohm and Haas Holdings 9.80%, 04/15/20	42,924
231,000	Sherwin-Williams 2.25%, 05/15/20	229,016
95,000	Vulcan Materials Co VAR ICE LIBOR USD 3 Month+0.600%, 1.34%, 06/15/20	94,254

		949,797

REAL ESTATE - 0.5%
265,000	American Tower 2.80%, 06/01/20	262,926
30,000	Iron Mountain, Inc. 6.00%, 08/15/23	30,338

		293,264

UTILITIES - 0.3%
250,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 3.80%, 05/15/67	201,757

	Total Corporate Bonds & Notes (Cost $12,442,855)	12,020,813

Shares

Foreign Common Stock - 15.9%

FRANCE - 12.3%
1,233,331	Bollore SA	3,334,566
1	Cie du Cambodge (a)	5,377
3,356	Financiere de L’Odet SA	1,939,506

Shares		Value ($)

FRANCE (continued)
1	Financiere Moncey	4,894
1	Societe Industrielle et Financiere de l’Artois (a)	4,213
45,560	Vivendi SA	958,358
78,175	Vivendi SA ADR	1,691,707

		7,938,621

GERMANY - 0.2%
9,140	Deutsche Telekom AG ADR	117,906

ITALY - 1.5%
19,200	EXOR	990,158

JAPAN - 0.9%
10,045	Sony Corp. ADR	594,463

MEXICO - 0.6%
329,795	Becle	405,298

UNITED KINGDOM - 0.4%
16,635	Williams Cos., Inc.	235,385

	Total Foreign Common Stock (Cost $14,613,280)	10,281,831

Registered Investment Companies - 4.2%
36,000	BlackRock Core Bond Trust	476,280
1	BlackRock Taxable Municipal Bond Trust	22
8,112	Cohen & Steers Limited Duration Preferred and Income Fund	166,702
410	DoubleLine Income Solutions Fund	5,469
45,129	DoubleLine Opportunistic Credit Fund	770,578
12,000	Flaherty & Crumrine Dynamic Preferred and Income Fund	242,760
26,300	Guggenheim Taxable Municipal Managed Duration Trust	579,126
20,884	RiverNorth	267,315
39,710	TCW Strategic Income Fund	205,301

	Total Registered Investment Companies (Cost $2,735,021)	2,713,553

Principal Amount ($)

Foreign Corporate Bonds & Notes - 3.8% (f)

GERMANY - 1.4%
77,000	Fresenius Medical Care US Finance II, 4.13%, 10/15/20	76,508
800,000	Volkswagen International Finance NV, 4.00%, 08/12/20	799,107

		875,615

IRELAND - 0.7%
450,000	AerCap Ireland Capital DAC, 4.63%, 10/30/20	436,562

UNITED KINGDOM - 1.7%
20,000	BAT Capital Corp., VAR ICE LIBOR USD 3 Month+0.590%, 2.29%, 08/14/20	19,673
419,000	Diageo Capital, 4.83%, 07/15/20	422,178

See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.	11

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Total Return Fund

Principal Amount ($)		Value ($)

Foreign Corporate Bonds & Notes (continued)

UNITED KINGDOM (continued)
242,000	Reynolds American, 3.25%, 06/12/20	241,283
37,000	6.88%, 05/01/20	37,097
425,000	Rolls-Royce, 2.38%, 10/14/20 (d)	400,540

		1,120,771

	Total Foreign Corporate Bonds & Notes (Cost $2,488,002)	2,432,948

Shares

Preferred Stock - 3.4%

ENERGY - 0.2%
9,850	Energy Transfer Operating LP 7.38% (e)(g)	124,110

FINANCIALS - 3.0%
400	Bank of America 7.25% (a)(e)	506,408
835	Bank of New York Mellon (e)(h)	20,257
5,000	Gabelli Dividend & Income Trust 5.25% (e)	125,600
3,000	JPMorgan Chase 6.10% (e)	75,180
10,000	JPMorgan Chase (e)(h)	253,500
15,000	PNC Financial Services Group 6.13% (e)(g)	385,800
19,275	US Bancorp 6.50% (e)(g)	496,524
3,200	Wells Fargo 5.85% (e)(g)	77,920

		1,941,189

REAL ESTATE - 0.1%
900	Rexford Industrial Realty, REIT 5.88% (e)	19,683
1,908	VEREIT, REIT 6.70% (e)	42,167

		61,850

UTILITIES - 0.1%
3,200	NextEra Energy Capital Holdings 5.65%, 03/01/2079	81,504

	Total Preferred Stock (Cost $2,297,169)	2,208,653

Principal Amount ($)

Agency Mortgage-Backed Securities - 1.9%
43,301	Federal Home Loan Mortgage Corp. 5.00%, 6/1/2041	48,719
372,231	Federal National Mortgage Assoc. 3.00%, 2/1/2043 to 6/1/2043 (i)	394,572
166,688	3.50%, 11/1/2042 to 2/1/2043 (i)	179,663
63,057	4.00%, 2/1/2044	68,366
119,589	4.50%, 2/1/2040 to 1/1/2041 (i)	131,219
56,545	5.00%, 6/1/2041	63,590
91,040	Government National Mortgage Assoc. 3.00%, 4/20/2043 to 6/20/2043 (i)	97,914
90,588	3.50%, 5/20/2043	97,053
103,655	4.00%, 1/20/2041 to 4/20/2043 (i)	113,198
37,551	4.50%, 5/20/2040 to 3/20/2041 (i)	41,434

	Total Agency Mortgage-Backed Securities (Cost $1,174,747)	1,235,728

Shares		Value ($)

Master Limited Partnerships - 0.4%

ENERGY - 0.4%
22,900	Energy Transfer LP	105,340
13,000	Enterprise Products Partners	185,900

	Total Master Limited Partnerships (Cost $448,781)	291,240

Principal Amount ($)

Non-Agency Collateralized Mortgage-Backed Securities - 0.1%
60,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047 (j)	55,816
40,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (j)	41,870

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $101,144)	97,686

Asset-Backed Security - 0.0%
1	Bear Stearns Asset Backed Securities Trust, Series 2003-ABF1, Class A VAR ICE LIBOR USD 1 Month+0.740%, 1.69%, 1/25/2034	1

	Total Asset-Backed Security (Cost $1)	1

Agency Collateralized Mortgage Obligations - 0.0%
46,846	Federal National Mortgage Assoc. REMIC, Series 2012-93, Class SW VAR ICE LIBOR USD 1 Month+6.100%, 5.15%, 9/25/2042 (k)	7,912
3,190	Federal National Mortgage Assoc. STRIPS, Series 2004-354, Class 1 0.00%, 12/25/2034 (l)	3,155

	Total Agency Collateralized Mortgage Obligations (Cost $27,863)	11,067

Cash Equivalents - 2.9%

MONEY MARKET FUND (m) - 2.9%
1,887,913	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.220%	1,887,913

	Total Cash Equivalents (Cost $1,887,913)	1,887,913

Total Investments - 101.7%		65,864,719

(Cost $76,428,050)
Other Assets & Liabilities, Net - (1.7)%		(1,093,651)

Net Assets - 100.0%		64,771,068

(a)	Non-income producing security.
(b)	Securities with a total aggregate value of $10,310, or 0.0% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to

12	See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2020	Highland Total Return Fund

Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.
(c)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $10,310, or 0.0% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2020. Please see Notes to Investment Portfolio.

(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $444,613 or 0.7% of net assets.

(e)	Perpetual security with no stated maturity date.
(f)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(g)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2020. Current LIBOR rates include 1 month which is equal to 0.99% and 3 months equal to 1.45%.

(h)	There is currently no rate available.
(i)	Securities are grouped by coupon and represent a range of maturities.
(j)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(k)

Interest only security (“IO”). These types of securities represent the right to receive the monthly interest payments on an underlying pool of mortgages. Payments of principal on the pool reduce the value of the “interest only” holding.

(l)

Principal only security (“PO”). These types of securities represent the right to receive the monthly principal payments on an underlying pool of mortgages. No payments of interest on the pool are passed through to the “principal only” holder.

(m)	Rate shown is 7 day effective yield.

The Fund invested in the following countries as of March 31, 2020:

Country	Percentage (based on Total Investments)*
United States	80.7%
France	12.0%
United Kingdom	2.1%
Germany	1.5%
Italy	1.5%
Japan	0.9%
Ireland	0.7%
Mexico	0.6%

100.0%

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Media & Entertainment	13.6%	9.1%	22.7%
Diversified Financials	7.9%	1.5%	9.4%
Commercial Services & Supplies	8.4%	0.0%	8.4%

Industry[1]	Domestic	Foreign	Percentage (based on Total Investments)*
Telecommunication Services	5.1%	0.2%	5.3%
Retailing	3.4%	0.0%	3.4%
Energy	2.9%	0.4%	3.3%
Food, Beverage & Tobacco	2.4%	0.6%	3.0%
Transportation	0.0%	2.9%	2.9%
Materials	2.7%	0.0%	2.7%
Real Estate	2.2%	0.0%	2.2%
Consumer Durables & Apparel	0.0%	0.9%	0.9%
Health Care Equipment & Services	0.6%	0.0%	0.6%
Capital Goods	0.2%	0.0%	0.2%
Semiconductors & Semiconductor Equipment	0.2%	0.0%	0.2%
Consumer Services	0.0%	0.0%	0.0%
Technology Hardware & Equipment	0.0%	0.0%	0.0%

			65.2%

Sector	Percentage (based on Total Investments)*
Corporate Bonds & Notes	18.3%
Foreign Corporate Bonds & Notes	3.7%
Preferred Stock	3.4%
Agency Mortgage-Backed Security	1.9%
Other (each less than 1.0%)	0.5%

27.8%

Other Instruments	Percentage (based on Total Investments)*
Registered Investment Companies	4.1%
Cash Equivalent	2.9%

7.0%

100.0%

[1]	Includes domestic and foreign equity securities.
*	The calculated percentages are based on total investments. The other assets & liabilities, net line has been excluded from the calculation.

See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.	13

INVESTMENT PORTFOLIO (unaudited)

As of March 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Agency Mortgage-Backed Securities - 30.0%
842,311	Federal Home Loan Mortgage Corp. 4.00%, 5/1/2044	917,590
136,931	5.00%, 6/1/2041	154,065
2,000,000	Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Series K735, Class AM 2.46%, 5/25/2026	2,126,848
2,875,531	Federal National Mortgage Assoc. 3.00%, 2/1/2043 to 6/1/2043 (a)	3,048,249
1,227,604	3.50%, 11/1/2042 to 2/1/2043 (a)	1,323,398
1,299,460	4.00%, 1/1/2041 to 3/1/2044 (a)	1,411,691
1,701,207	4.50%, 10/1/2039 to 4/1/2041 (a)	1,866,607
178,813	5.00%, 6/1/2041	201,090
1,500,000	Federal National Mortgage Assoc. ACES, Series 2019-M12, Class A2 2.89%, 5/25/2029 (b)	1,653,364
1,945,939	FRESB Mortgage Trust, Series 2018-SB53, Class A10F 3.66%, 6/25/2028 (b)	2,113,118
1,924,809	FRESB Mortgage Trust, Series 2019-SB62, Class A10F 3.07%, 3/25/2029 (b)	2,043,797
1,988,258	FRESB Mortgage Trust, Series 2019-SB60, Class A10F 3.31%, 1/25/2029 (b)	2,118,235
1,302,336	FRESB Mortgage Trust, Series 2017-SB42, Class A10F 2.96%, 10/25/2027 (b)	1,363,714
2,684,477	FRESB Mortgage Trust, Series 2018-SB52, Class A10F 3.48%, 6/25/2028 (b)	2,875,637
995,462	FRESB Mortgage Trust, Series 2019-SB63, Class A10H VAR ICE LIBOR USD 1 Month+2.890%, 2.89%, 3/25/2039	1,040,074
463,134	Government National Mortgage Assoc., Series 2018-3, Class AG 2.50%, 10/16/2058	473,711
1,879,891	Government National Mortgage Assoc., Series 2012-83, Class AK 3.43%, 12/16/2053 (b)	1,995,238
1,950,727	Government National Mortgage Assoc., Series 2018-129, Class AG 3.10%, 5/16/2059	2,014,433
1,995,753	Government National Mortgage Assoc., Series 8, Class AH 2.55%, 1/16/2062	2,026,700
1,996,128	Government National Mortgage Assoc., Series 3, Class AH 2.50%, 2/16/2062	2,019,576
2,500,000	Government National Mortgage Assoc., Series 2012-100, Class BA 2.60%, 8/16/2052 (b)	2,594,126
2,498,264	Government National Mortgage Assoc., Series 69, Class AS 2.75%, 2/16/2058	2,578,008
2,480,374	Government National Mortgage Assoc., Series 2019-55, Class AH 3.15%, 3/16/2061 (b)	2,610,976
1,904,855	Government National Mortgage Assoc., Series 70, Class AE 2.60%, 10/16/2058	1,959,422
1,016,814	Government National Mortgage Assoc. 3.50%, 5/20/2043	1,089,381
1,028,010	4.00%, 1/20/2041 to 4/20/2043 (a)	1,122,678
1,000,000	Government National Mortgage Assoc., Series 2018-68, Class B 3.00%, 2/16/2059 (b)	1,062,753

Principal Amount ($)		Value ($)
3,144,052	Government National Mortgage Assoc., Series 2019-2, Class AE 3.25%, 3/16/2059	3,289,715
930,983	Government National Mortgage Assoc., Series 46, Class A 2.50%, 11/16/2057	953,051
671,381	Government National Mortgage Assoc., Series 2017-24, Class A 2.25%, 9/16/2044	679,013
2,331,944	Government National Mortgage Assoc., Series 2018-156, Class AD 3.25%, 8/16/2059 (b)	2,451,353
607,096	Government National Mortgage Assoc., Series 2018-123, Class AH 3.25%, 9/16/2052	629,763
509,953	Government National Mortgage Assoc., Series 2018-2, Class AG 2.40%, 6/16/2050	516,573
1,889,591	Government National Mortgage Assoc., Series 2017-106, Class AC 2.60%, 4/16/2051	1,951,357
13,552	Government National Mortgage Assoc., Series 2011-10, Class AC 3.64%, 11/16/2044 (b)	13,540

	Total Agency Mortgage-Backed Securities (Cost $53,674,516)	56,288,844

Corporate Bonds & Notes - 20.7%

COMMUNICATION SERVICES - 0.3%
336,000	AT&T 5.15%, 03/15/42	387,862
168,000	Warner Media 5.35%, 12/15/43	182,716

		570,578

CONSUMER DISCRETIONARY - 0.7%
750,000	Ford Motor Credit VAR ICE LIBOR USD 3 Month+1.080%, 2.84%, 08/03/22	615,000
500,000	5.88%, 08/02/21	492,500
197,000	General Motors Financial VAR ICE LIBOR USD 3 Month+1.550%, 3.39%, 01/14/22	163,554

		1,271,054

CONSUMER STAPLES - 0.1%
108,000	Altria Group 4.50%, 05/02/43	107,249

ENERGY - 0.6%
259,000	Energy Transfer Operating 6.50%, 02/01/42	236,745
205,000	Kinder Morgan Energy Partners 4.30%, 05/01/24	206,242
90,000	Occidental Petroleum 6.20%, 03/15/40	40,733
1,000,000	Plains All American Pipeline VAR ICE LIBOR USD 3 Month+4.110%, 6.13%, (c)	501,745
150,000	Unit Corp 6.63%, 05/15/21	11,648
197,000	Williams Cos., Inc. 4.55%, 06/24/24	180,448

		1,177,561

FINANCIALS - 13.3%
169,000	American Express 5.20%, (c)	143,650
1,750,000	Arbor Realty Trust 4.50%, 03/15/27 (d)	1,763,153

14	See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Corporate Bonds & Notes (continued)

FINANCIALS (continued)
750,000	Assured Guaranty US Holdings 5.00%, 07/01/24	717,330
980,000	Bank of America VAR ICE LIBOR USD 3 Month+1.750%, 3.12%, 09/28/20	977,577
1,750,000	VAR ICE LIBOR USD 3 Month+3.898%, 6.10%, (c)	1,768,716
500,000	VAR ICE LIBOR USD 3 Month+4.553%, 6.30%, (c)	525,417
810,000	Capital One Financial VAR ICE LIBOR USD 3 Month+0.950%, 1.95%, 03/09/22	775,551
2,020,000	Charles Schwab VAR ICE LIBOR USD 3 Month+4.820%, 7.00%, (c)	2,101,426
1,500,000	Everest Reinsurance Holdings VAR ICE LIBOR USD 3 Month+2.385%, 4.08%, 05/15/37	1,098,796
103,000	Genworth Holdings 4.80%, 02/15/24	87,421
500,000	Goldman Sachs Capital III VAR ICE LIBOR USD 3 Month+0.770%, 4.00%, (c)	355,873
516,000	Goldman Sachs Group, Inc. MTN VAR ICE LIBOR USD 3 Month+1.400%, 3.05%, 08/26/20	506,346
750,000	VAR ICE LIBOR USD 3 Month+1.750%, 3.55%, 10/28/27	675,561
500,000	VAR ICE LIBOR USD 3 Month+3.922%, 5.38%, (c)	446,983
500,000	Independent Bank Group VAR ICE LIBOR USD 3 Month+2.830%, 5.00%, 12/31/27	506,824
245,000	JPMorgan Chase & Co VAR ICE LIBOR USD 3 Month+3.470%, 5.24%, (c)	219,154
450,000	VAR ICE LIBOR USD 3 Month+3.800%, 5.30%, (c)	415,177
3,000,000	VAR ICE LIBOR USD 3 Month+3.780%, 6.75%, (c)	3,137,085
1,550,000	MetLife VAR ICE LIBOR USD 3 Month+3.575%, 5.25%, (c)	1,351,406
850,000	NTC Capital II VAR ICE LIBOR USD 3 Month+0.590%, 2.42%, 04/15/27	723,210
2,500,000	Oaktree Specialty Lending 3.50%, 02/25/25	2,249,737
750,000	Old Republic International 4.88%, 10/01/24	793,457
250,000	People’s United Bank 4.00%, 07/15/24	253,073
895,000	Prudential Financial, Inc. VAR ICE LIBOR USD 3 Month+3.920%, 5.63%, 06/15/43	842,553
750,000	State Street VAR ICE LIBOR USD 3 Month+1.000%, 1.74%, 06/15/47	548,524
750,000	Stifel Financial 3.50%, 12/01/20	735,183
700,000	US Bancorp VAR ICE LIBOR USD 3 Month+3.486%, 5.13%, (c)	654,745
795,000	Wachovia Capital Trust II VAR ICE LIBOR USD 3 Month+0.500%, 2.33%, 01/15/27	652,564

		25,026,492

HEALTHCARE - 0.1%
187,000	Endo Finance 5.38%, 01/15/23 (d)	132,535

Principal Amount ($)		Value ($)

HEALTHCARE (continued)
97,000	Mylan 5.40%, 11/29/43	97,161

		229,696

INDUSTRIALS - 1.5%
1,554,000	BNSF Funding Trust I VAR ICE LIBOR USD 3 Month+2.350%, 6.61%, 12/15/55	1,525,632
750,000	General Electric Co MTN VAR ICE LIBOR USD 3 Month+0.300%, 2.13%, 05/13/24	647,942
689,000	VAR ICE LIBOR USD 3 Month+3.330%, 5.00%, (c)	569,717

		2,743,291

MATERIALS - 0.5%
1,020,000	Martin Marietta Materials VAR ICE LIBOR USD 3 Month+0.650%, 2.33%, 05/22/20	1,012,729

REAL ESTATE - 1.1%
750,000	Corporate Office Properties 5.25%, 02/15/24	786,943
200,000	Retail Opportunity Investments Partnership 4.00%, 12/15/24	204,497
500,000	VEREIT Operating Partnership 4.60%, 02/06/24	494,299
569,000	WP Carey 4.60%, 04/01/24	571,396

		2,057,135

UTILITIES - 2.5%
1,075,000	Duke Energy VAR US Treas Yield Curve Rate T Note Const Mat 5 Yr+3.388%, 4.88%, (c)	903,747
42,000	PacifiCorp 6.25%, 10/15/37	54,676
1,750,000	Southern VAR ICE LIBOR USD 3 Month+3.630%, 5.50%, 03/15/57	1,671,074
2,560,000	WEC Energy Group, Inc. VAR ICE LIBOR USD 3 Month+2.113%, 3.80%, 05/15/67	2,065,990

		4,695,487

	Total Corporate Bonds & Notes (Cost $42,746,228)	38,891,272

U.S. Treasury Obligations - 14.2%
1,500,000	U.S. Treasury Bonds 2.00%, 2/15/2050	1,739,502
3,500,000	2.25%, 8/15/2046	4,225,976
1,500,000	2.50%, 2/15/2045 to 2/15/2046 (a)	1,881,133
2,000,000	2.75%, 11/15/2042	2,587,734
1,045,830	U.S. Treasury Inflation Protected Security 0.50%, 1/15/2028	1,089,415
2,497,335	0.63%, 1/15/2026 to 2/15/2043 (a)	2,689,864
649,875	2.00%, 1/15/2026	722,973
4,500,000	U.S. Treasury Notes 1.63%, 8/15/2029	4,885,137
1,500,000	2.25%, 11/15/2027	1,686,914
3,000,000	2.38%, 5/15/2029	3,451,758
1,500,000	2.63%, 2/15/2029	1,753,594

	Total U.S. Treasury Obligations (Cost $24,450,674)	26,714,000

See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.	15

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

U.S. Government Agency - Asset-Backed Security - 10.1%
1,983,453	SBA Small Business Investment Company, Series 2018-10A, Class 1 3.19%, 3/10/2028	2,119,987
2,005,606	SBA Small Business Investment Company, Series 2018-10B, Class 1 3.55%, 9/10/2028	2,142,255
1,207,411	SBA Small Business Investment Company, Series 2016-10B, Class 1 2.05%, 9/10/2026	1,231,435
1,805,896	SBA Small Business Investment Company, Series 2019-10A, Class 1 3.11%, 3/10/2029	1,846,674
892,784	SBA Small Business Investment Company, Series 2017-10B, Class 1 2.52%, 9/10/2027	914,420
4,168,050	Small Business Administration VAR Prime Rate by Country+- 2.600%, 2.15%, 5/25/2043 to 12/25/2043 (a)	4,166,960
550,909	VAR Prime Rate by Country+- 2.520%, 2.23%, 9/25/2036	550,632
3,175,329	VAR Prime Rate by Country+- 2.500%, 2.25%, 3/25/2025 to 5/25/2028 (a)	3,182,432
1,275,864	VAR Prime Rate by Country+- 2.450%, 2.30%, 7/25/2028	1,280,770
1,345,074	Small Business Administration, Series 2018-20H, Class 1 3.58%, 8/1/2038	1,451,897

	Total U.S. Government Agency - Asset-Backed Security (Cost $18,475,277)	18,887,462

Shares

Preferred Stock - 8.0%

COMMUNICATION SERVICES - 3.1%
166,426	Qwest Corp. 6.50%, 09/01/2056	3,476,639
111,222	Qwest Corp. 6.75%, 06/15/2057	2,315,642

		5,792,281

ENERGY - 1.0%
38,650	Enbridge 6.38%, 04/15/2078 (e)	705,362
53,750	Energy Transfer Operating 7.63% (c)(e)	682,625
13,800	Energy Transfer Operating 7.60% (c)(e)	171,534
26,571	Energy Transfer Operating LP 7.38% (c)(e)	334,795

		1,894,316

FINANCIALS - 2.4%
9,470	Annaly Capital Management 6.95% (c)(e)	168,092
12,488	B. Riley Financial 6.88%, 09/30/2023	253,257
20,000	B. Riley Financial 6.75%, 05/31/2024	375,600
10,000	Bank of America 6.00% (c)	250,500
8,000	Bank of America 6.20% (c)	201,200
30,050	Citigroup 6.88% (c)(e)	774,689
28,000	GMAC Capital Trust I 7.48%, 02/15/2040 (e)	574,280
12,000	JPMorgan Chase 6.10% (c)	300,720
21,550	Monroe Capital 5.75%, 10/31/2023	428,845
11,848	PNC Financial Services Group 6.13% (c)(e)	304,731
19,012	Stifel Financial 5.20%, 10/15/2047	421,496
700	US Bancorp 6.50% (c)(e)	18,032

Shares		Value ($)

FINANCIALS (continued)
16,800	Wells Fargo 5.85% (c)(e)	409,080

		4,480,522

REAL ESTATE - 1.0%
358	American Homes 4 Rent, REIT 6.25% (c)	8,449
20,600	Brookfield Property Partners 6.50% (c)	352,878
1,100	Cedar Realty Trust, REIT 6.50% (c)	10,450
6,721	Global Net Lease, REIT 7.25% (c)	136,268
8,308	Rexford Industrial Realty, REIT 5.88% (c)	191,835
51,550	VEREIT, REIT 6.70% (c)	1,139,255

		1,839,135

UTILITIES - 0.5%
30,000	SCE Trust III 5.75% (c)(e)	591,000
9,978	SCE Trust V 5.45% (c)(e)	190,180
13,470	SCE Trust VI 5.00% (c)	276,270

		1,057,450

	Total Preferred Stock (Cost $18,231,293)	15,063,704

Principal Amount ($)

Asset-Backed Securities - 5.1%
2,265,000	American Express Credit Account Master Trust, Series 2018-4, Class A 2.99%, 12/15/2023	2,307,019
410,000	Avis Budget Rental Car Funding AESOP, Series 2016-1A, Class A 2.99%, 6/20/2022 (d)	401,315
32,181	BMW Vehicle Lease Trust, Series 2017-2, Class A4 2.19%, 3/22/2021	32,168
1,156,747	Chrysler Capital Auto Receivables Trust, Series 2016-BA, Class A4 1.87%, 2/15/2022 (d)	1,154,500
2,200,000	Ford Credit Auto Owner Trust, Series 2015-2, Class A 2.44%, 1/15/2027 (d)	2,180,925
1,000,000	GMF Floorplan Owner Revolving Trust, Series 2018-2, Class A1 3.13%, 3/15/2023 (d)	1,000,002
2,000,000	SBA Small Business Investment, Series 2020-10A, Class 1 2.08%, 3/10/2030	1,995,383
600,966	Toyota Auto Receivables Owner Trust, Series 2017-D, Class A3 1.93%, 1/18/2022	601,201

	Total Asset-Backed Securities (Cost $9,641,574)	9,672,513

Shares

Registered Investment Companies - 4.1%
29,838	BlackRock Income Trust	171,867
56,802	BlackRock MuniHoldings Investment Quality Fund	742,970
453	BlackRock Taxable Municipal Bond Trust	9,875
58,155	DoubleLine Income Solutions Fund	775,788
54,011	DoubleLine Opportunistic Credit Fund	923,588
28,059	Guggenheim Taxable Municipal Managed Duration Trust	617,859

16	See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.

INVESTMENT PORTFOLIO (unaudited) (continued)

As of March 31, 2020	Highland Fixed Income Fund

Shares		Value ($)

Registered Investment Companies (continued)
122,350	Nuveen Credit Strategies Income Fund	693,724
44,440	Nuveen Taxable Municipal Income Fund	851,026
22,730	PIMCO Dynamic Credit and Mortgage Income Fund	382,319
159,267	RiverNorth	2,038,618
55,600	Templeton Emerging Markets Income Fund	415,888

	Total Registered Investment Companies (Cost $9,211,327)	7,623,522

Principal Amount ($)

Municipal Bonds - 3.6%

CALIFORNIA - 0.6%
200,000	California State 2.30%, 04/01/47	201,596
300,000	San Francisco City & County Redevelopment Financing Authority 8.26%, 08/01/29	415,446
470,000	Stanton Redevelopment Agency 8.63%, 12/01/21	529,399

		1,146,441

KENTUCKY - 0.4%
750,000	Clark County School District Finance Corp Insured: ST INTERCEPT 5.20%, 06/01/26	774,817

MARYLAND - 0.3%
500,000	Maryland Economic Development 3.70%, 06/01/25	513,595

MICHIGAN - 0.8%
750,000	Belding Area Schools Insured: Q-SBLF 6.50%, 05/01/25	753,330
635,000	Comstock Park Public Schools Insured: Q-SBLF 6.30%, 05/01/26	667,925

		1,421,255

NEW YORK - 0.6%
320,000	New York & New Jersey Port Authority 4.46%, 10/01/62	354,864
720,000	New York State Dormitory Authority 5.00%, 01/01/24	753,091

		1,107,955

NORTH DAKOTA - 0.5%
750,000	Kindred Public School District No. 2 6.00%, 08/01/27	945,232

PENNSYLVANIA - 0.0%
100,000	Pennsylvania Turnpike Commission 7.47%, 06/01/25	101,044

WASHINGTON - 0.4%
750,000	Washington Higher Education Facilities Authority 4.27%, 10/01/22	778,755

	Total Municipal Bonds (Cost $6,455,085)	6,789,094

Principal Amount ($)		Value ($)

U.S. Government Agency Obligation - 1.1%
2,100,000	FFCB 2.37%, 1/13/2028	2,114,997

	Total U.S. Government Agency Obligation (Cost $2,100,000)	2,114,997

Non-Agency Collateralized Mortgage-Backed Securities - 0.9%
100,000	Commercial Mortgage Trust, Series 2013-LC13, Class AM 4.56%, 8/10/2046 (b)(d)	105,003
120,000	Commercial Mortgage Trust, Series 2014-CR14, Class AM 4.53%, 2/10/2047 (b)	126,308
105,000	GS Mortgage Securities Trust, Series 2014-GC20, Class AS 4.26%, 4/10/2047	109,794
153,000	JPMBB Commercial Mortgage Securities Trust, Series 2013-C17, Class C 4.89%, 1/15/2047 (b)	142,331
100,000	JPMBB Commercial Mortgage Securities Trust, Series 2014-C18, Class C 4.80%, 2/15/2047 (b)	92,426
210,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013- C10, Class AS 4.08%, 7/15/2046 (b)	215,759
191,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013- C10, Class C 4.08%, 7/15/2046 (b)	175,476
100,000	Morgan Stanley Capital I Trust, Series 2012-C4, Class B 5.21%, 3/15/2045 (b)(d)	102,619
115,000	WFRBS Commercial Mortgage Trust, Series 2013-C17, Class AS 4.26%, 12/15/2046	121,096
140,000	WFRBS Commercial Mortgage Trust, Series 2014-C19, Class B 4.72%, 3/15/2047 (b)	143,748
263,000	WFRBS Commercial Mortgage Trust, Series 2014-LC14, Class AS 4.35%, 3/15/2047 (b)	275,294

	Total Non-Agency Collateralized Mortgage-Backed Securities (Cost $1,619,536)	1,609,854

Shares

Common Stocks - 0.8%

FINANCIALS - 0.1%
30,103	Oaktree Strategic Income	166,771

REAL ESTATE - 0.7%
738	CIM Commercial Trust , REIT	8,184
23,221	Phillips Edison & Co, Inc. , REIT (f)(g)(h)	184,841
248,694	VEREIT, Inc. , REIT	1,216,114

		1,409,139

	Total Common Stocks (Cost $2,395,613)	1,575,910

See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.	17

INVESTMENT PORTFOLIO (unaudited) (concluded)

As of March 31, 2020	Highland Fixed Income Fund

Principal Amount ($)		Value ($)

Agency Collateralized Mortgage Obligations - 0.8%
1,378,254	Federal National Mortgage Assoc. REMIC, Series 2016-104, Class QA 3.00%, 11/25/2043	1,453,146
62,650	Federal National Mortgage Assoc. REMIC, Series 2010-16, Class PA 4.50%, 2/25/2040	68,219

	Total Agency Collateralized Mortgage Obligations (Cost $1,438,337)	1,521,365

Foreign Corporate Bonds & Notes - 0.4% (i)

CANADA - 0.1%
205,000	Nutrien, 4.90%, 06/01/43	210,282

SWITZERLAND - 0.3%
500,000	UBS AG, 5.13%, 05/15/24	505,000

	Total Foreign Corporate Bonds & Notes (Cost $716,430)	715,282

Shares

Cash Equivalent - 0.0%

MONEY MARKET FUND (j) - 0.0%
81,920	Dreyfus Treasury & Agency Cash Management, Institutional Class 0.220%	81,920

	Total Cash Equivalent (Cost $81,920)	81,920

Total Investments - 99.8%		187,549,739

(Cost $191,237,810)
Other Assets & Liabilities, Net - 0.2%		319,309

Net Assets - 100.0%		187,869,048

(a)	Securities are grouped by coupon and represent a range of maturities.
(b)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets.
(c)	Perpetual security with no stated maturity date.
(d)

Securities exempt from registration under Rule 144A of the 1933 Act. These securities may only be resold in transaction exempt from registration to qualified institutional buyers. At March 31, 2020, these securities amounted to $6,840,051 or 3.6% of net assets.

(e)

Variable or floating rate security. The base lending rates are generally the lending rate offered by one or more European banks such as the LIBOR. The interest rate shown reflects the rate in effect March 31, 2020. Current LIBOR rates include 1 month which is equal to 0.99% and 3 months equal to 1.45%.

(f)

Securities with a total aggregate value of $184,841, or 0.1% of net assets, were classified as Level 3 within the three-tier fair value hierarchy. Please see Notes to Investment Portfolio for an explanation of this hierarchy, as well as a list of unobservable inputs used in the valuation of these instruments.

(g)

Represents fair value as determined by the Fund’s Board of Trustees (the “Board”), or its designee in good faith, pursuant to the policies and procedures approved by the Board. The Board considers fair valued securities to be securities for which market quotations are not readily available and these securities may be valued using a combination of observable and unobservable inputs. Securities with a total aggregate value of $184,841, or 0.1% of net assets, were fair valued under the Fund’s valuation procedures as of March 31, 2020. Please see Notes to Investment Portfolio.
(h)	Non-income producing security.
(i)

As described in the Fund’s prospectus, a company is considered to be a non-U.S. issuer if the company’s securities principally trade on a market outside of the United States, the company derives a majority of its revenues or profits outside of the United States, the company is not organized in the United States, or the company is significantly exposed to the economic fortunes and risks of regions outside the United States.

(j)	Rate shown is 7 day effective yield.

18	See Glossary on page 19 for abbreviations along with accompanying Notes to Financial Statements.

GLOSSARY: (abbreviations that may be used in the preceding statements)

Municipal Bond or Agency Abbreviations:
Q-SBLF	Qualified School Board Loan Fund
ST INTERCEPT	State Aid Intercept

Other Abbreviations:
ADR	American Depositary Receipt
ETF	Exchange Traded Fund
FRESB	Freddie Mac Small Balance
ICE	Intercontinental Exchange
LIBOR	London Interbank Offered Rate
LP	Limited Partnership
Ltd.	Limited
MTN	Medium-Term Note
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
STRIPs	Separate Trading of Registered Interest and Principal of Security
USD	United States Dollar
VAR	Variable Rate

Semi-Annual Report	19

STATEMENTS OF ASSETS AND LIABILITIES

As of March 31, 2020 (unaudited)	Highland Funds II

	Highland Socially Responsible Equity Fund ($)	Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Fixed Income Fund ($)
Assets
Investments, at value	43,496,208	18,394,481	63,976,806	187,467,819
Affiliated investments, at value (Note 10)	5,219,637	1,831,004	—	—

Total Investments, at value	48,715,845	20,225,485	63,976,806	187,467,819
Cash equivalents (Note 2)	8,210,188	919,569	1,887,913	81,920
Cash	42,979	26,912	687,013	—
Restricted Cash — Securities Sold Short and Written Options (Notes 2 and 3)	12,563,669	—	—	—
Foreign currency	—	—	23,435	—
Foreign tax reclaim receivable	4,300	—	48,023	7,873
Receivable for:
Investment sold	3,929,433	—	417,023	20,973
Dividends and interest	60,415	71,097	234,598	914,898
Investment advisory and administration fees (Note 7)	—	8,284	—	—
Fund shares sold	11,771	23,441	14,517	47,863
Due from broker	756	—	—	—
Prepaid expenses and other assets	42,512	160,377	71,164	80,802

Total assets	73,581,868	21,435,165	67,360,492	188,622,148

Liabilities:
Margin loan agreement payable (Note 6)	—	4,555,000	—	—
Securities sold short, at value (Notes 2)	12,887,500	—	—	—
Due to broker	77,421	—	—	—
Due to custodian	—	—	—	200,265

Payable for:
Fund shares redeemed	52,531	114,432	17,599	152,571
Transfer agent fees	47,659	28,171	32,577	25,576
Accounting services fees	45,607	36,231	58,929	110,943
Custody fees	27,776	12,085	—	—
Audit fees	27,005	10,566	371	27,128
Investment advisory and administration fees	26,375	—	28,789	48,534
Trustees fees	8,875	3,621	4,165	9,193
Investments purchased	—	—	2,425,108	126,750
Interest expense and commitment fee payable (Note 6)	—	11,235	—	—
Income distribution payable	—	—	—	28,302
Accrued expenses and other liabilities	56,692	13,570	21,886	23,838

Total liabilities	13,257,441	4,784,911	2,589,424	753,100

Commitments and Contingencies (Note 7)
Net Assets	60,324,427	16,650,254	64,771,068	187,869,048

20	See accompanying Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES (concluded)

As of March 31, 2020 (unaudited)	Highland Funds II

	Highland Socially Responsible Equity Fund ($)	Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Fixed Income Fund ($)
Net Assets Consist of:
Paid-in capital	80,068,366	36,181,175	74,329,960	193,476,843
Total distributable loss	(19,743,939)	(19,530,921)	(9,558,892)	(5,607,795)

Net Assets	60,324,427	16,650,254	64,771,068	187,869,048

Investments, at cost	49,203,380	32,328,953	74,540,137	191,155,890
Affiliated investments, at cost (Note 10)	6,844,890	3,709,019	—	—
Cash equivalents, at cost (Note 2)	8,210,188	919,569	1,887,913	81,920
Foreign currency, at cost	—	—	22,856	—
Proceeds from securities sold short	12,493,644	—	—	—

Class A:
Net assets	47,547,004	12,506,189	30,405,191	80,251,611
Shares outstanding ($0.001 par value; unlimited shares authorized)	3,748,277	2,378,579	1,605,651	6,403,115
Net asset value per share(a)(b)	12.69	5.26	18.94	12.53
Maximum offering price per share(c)	13.46	5.58	20.10	13.09

Class C:
Net assets	3,842,027	1,480,570	1,850,116	2,017,397
Shares outstanding ($0.001 par value; unlimited shares authorized)	666,394	502,134	110,235	160,750
Net asset value and offering price per share(a)	5.77	2.95	16.78	12.55

Class Y:
Net assets	8,935,396	2,663,495	32,515,761	105,600,040
Shares outstanding ($0.001 par value; unlimited shares authorized)	636,081	444,404	1,689,863	8,432,544
Net asset value, offering and redemption price per share	14.05	5.99	19.24	12.52

(a)	Redemption price per share is equal to net asset value per share less any applicable contingent deferred sales charge (“CDSC”).
(b)	Purchases without an initial sales charge of $1,000,000 or more are subject to a 0.50% CDSC if redeemed within one year of purchase.
(c)	The sales charge is 5.75% for all Funds except for the Fixed Income Fund, which is 4.25%. On sales of $1,000,000 or more, there is no sales charge and therefore the offering will be lower.

See accompanying Notes to Financial Statements.	21

STATEMENTS OF OPERATIONS

For the six months ended March 31, 2020 (unaudited)	Highland Funds II

	Highland Socially Responsible Equity Fund ($)	Highland Small-Cap Equity Fund ($)	Highland Total Return Fund ($)	Highland Fixed Income Fund ($)
Investment Income:
Income:
Dividends from unaffiliated issuers	580,407	352,428	459,393	748,896
Dividends from affiliated issuers (Note 10)	139,045	163,950	—	—
Interest from unaffiliated issuers	7,609	31,285	283,796	2,749,969
Less: Foreign taxes withheld	—	(1,698)	(4,745)	(2,446)

Total income	727,061	545,965	738,444	3,496,419

Expenses:
Investment advisory (Note 7)	234,013	230,345	197,557	295,410
Distribution and shareholder service fees: (Note 7)
Class A	77,286	32,501	47,949	107,563
Class C	25,543	14,951	12,756	11,437
Accounting services fees	32,533	16,800	32,040	73,487
Transfer agent fees	118,275	63,876	91,876	155,028
Legal fees	28,275	9,359	18,273	30,973
Registration fees	23,910	27,264	20,229	20,824
Audit fees	40,206	16,200	23,599	36,400
Interest expense and commitment fees (Note 6)	1,019	193,354	—	—
Insurance	4,525	2,833	3,895	9,872
Trustees fees (Note 7)	11,349	4,978	8,483	20,598
Reports to shareholders	28,190	7,923	13,772	25,860
Custodian/wire agent fees	12,734	5,386	10,114	9,305
Other	30,491	8,628	13,350	31,303

Total operating expenses before waiver and reimbursement	668,349	634,398	493,893	828,060
Less: Expenses waived or borne by the adviser and administrator	(36,165)	(189,676)	—	—

Net operating expenses	632,184	444,722	493,893	828,060

Net investment income	94,877	101,243	244,551	2,668,359

Net Realized and Unrealized Gain (loss) on Investments
Realized gain (loss) on:
Investments from unaffiliated issuers	(4,282,635)	(1,173,832)	(1,036,086)	(34,198)
Investments from affiliated issuers (Note 10)	—	345,583	—	—
Securities sold short (Note 2)	79,481	471,865	—	—
Written options contracts (Note 3)	(807,906)	—	—	—
Foreign currency related transactions	—	—	2,984	—

Net Change in Unrealized Appreciation (Depreciation) on:
Investments in unaffiliated issuers	(3,859,766)	(15,731,982)	(12,834,219)	(7,622,709)
Investments in affiliated issuers (Note 10)	(1,105,176)	(2,727,743)	—	—
Securities sold short (Note 2)	(393,856)	—	—	—
Written options contracts (Note 3)	12,992	—	—	—
Foreign currency related translations	—	—	1,190	—

Net realized and unrealized loss on investments	(10,356,866)	(18,816,109)	(13,866,131)	(7,656,907)

Total decrease in net assets resulting from operations	(10,261,989)	(18,714,866)	(13,621,580)	(4,988,548)

22	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

Highland Funds II

	Highland Socially Responsible Equity Fund		Highland Small-Cap Equity Fund

	Six Months Ended March 31, 2020 (unaudited) ($)	Year Ended September 30, 2019 ($)	Six Months Ended March 31, 2020 (unaudited) ($)	Year Ended September 30, 2019 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	94,877	668,215	101,243	(73,823)
Net realized gain (loss) on investments	(5,011,060)	(5,371,520)	(356,384)	84,984
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(5,345,806)	(12,705,859)	(18,459,725)	9,295

Net increase (decrease) from operations	(10,261,989)	(17,409,164)	(18,714,866)	20,456

Distributions
Class A	(561,062)	(32,574,252)	(2,604,642)	(4,295,752)
Class C	(67,181)	(4,824,095)	(502,524)	(731,356)
Class Y	(121,784)	(10,386,774)	(742,886)	(1,044,218)

Total distributions	(750,027)	(47,785,121)	(3,850,052)	(6,071,326)

Decrease in net assets from operations and distributions	(11,012,016)	(65,194,285)	(22,564,918)	(6,050,870)

Share transactions:
Proceeds from sale of shares
Class A	348,743	2,971,142	583,439	2,406,671
Class C	22,578	584,595	235,698	967,839
Class Y	1,884,314	2,726,660	616,649	7,347,323
Value of distributions reinvested
Class A	542,128	31,672,818	2,481,860	4,069,015
Class C	65,214	4,629,738	491,369	712,786
Class Y	120,470	10,381,069	675,958	1,028,517
Cost of shares redeemed
Class A	(11,182,863)	(26,196,528)	(3,974,620)	(8,819,897)
Class C	(1,118,591)	(3,961,014)	(319,818)	(1,994,885)
Class Y	(2,281,936)	(22,745,799)	(6,145,132)	(6,097,743)

Net increase (decrease) from shares transactions	(11,599,943)	62,681	(5,354,597)	(380,374)

Total decrease in net assets	(22,611,959)	(65,131,604)	(27,919,515)	(6,431,244)

Net Assets
Beginning of period	82,936,386	148,067,990	44,569,769	51,001,013

End of period	60,324,427	82,936,386	16,650,254	44,569,769

See accompanying Notes to Financial Statements.	23

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds II

	Highland Socially Responsible Equity Fund		Highland Small-Cap Equity Fund

	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019
CAPITAL STOCK ACTVITIY - SHARES

Class A:
Shares sold	23,389	190,353	56,394	194,957
Issued for distribution reinvested	34,269	2,272,082	220,806	403,672
Shares redeemed	(731,036)	(1,624,969)	(365,382)	(705,465)

Net increase (decrease) in fund shares	(673,378)	837,466	(88,182)	(106,836)

Class C:
Shares sold	3,685	63,357	38,563	130,339
Issued for distribution reinvested	9,058	721,143	77,748	116,468
Shares redeemed	(162,281)	(505,722)	(58,927)	(264,383)

Net increase (decrease) in fund shares	(149,538)	278,778	57,384	(17,576)

Class Y:
Shares sold	111,181	147,501	59,659	525,433
Issued for distribution reinvested	6,884	673,657	52,768	90,778
Shares redeemed	(136,099)	(1,321,809)	(524,612)	(444,632)

Net increase (decrease) in fund shares	(18,034)	(500,651)	(412,185)	171,579

24	See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS (continued)

Highland Funds II

	Highland Total Return Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2020 (unaudited) ($)	Year Ended September 30, 2019 ($)	Six Months Ended March 31, 2020 (unaudited) ($)	Year Ended September 30, 2019 ($)
Increase (Decrease) in Net Assets
Operations:
Net investment income	244,551	750,846	2,668,359	5,494,977
Net realized gain (loss) on investments	(1,033,102)	(715,478)	(34,198)	476,997
Net increase (decrease) in unrealized appreciation (depreciation) on investments, securities sold short, written options, futures contracts and foreign currency transactions	(12,833,029)	(156,373)	(7,622,709)	5,081,163

Net increase (decrease) from operations	(13,621,580)	(121,005)	(4,988,548)	11,053,137

Distributions
Class A	(242,359)	(277,754)	(1,143,181)	(2,522,414)
Class C	—	(19,684)	(21,749)	(51,309)
Class Y	(357,792)	(314,727)	(1,576,297)	(3,038,201)
Return of capital:
Class A	—	—	—	(29,603)
Class C	—	—	—	(602)
Class Y	—	—	—	(35,398)

Total distributions	(600,151)	(612,165)	(2,741,227)	(5,677,527)

Increase (decrease) in net assets from operations and distributions	(14,221,731)	(733,170)	(7,729,775)	5,375,610

Share transactions:
Proceeds from sale of shares
Class A	420,513	1,461,031	1,653,459	2,657,999
Class C	64,794	105,341	12,552	329,556
Class Y	9,058,096	3,846,228	9,566,211	16,786,104
Value of distributions reinvested
Class A	231,252	263,151	1,016,978	2,286,475
Class C	—	16,300	20,299	47,782
Class Y	341,128	304,454	1,552,450	3,031,076
Cost of shares redeemed
Class A	(3,810,201)	(7,504,785)	(8,169,927)	(14,730,312)
Class C	(449,335)	(1,197,796)	(417,344)	(930,997)
Class Y	(5,163,318)	(9,150,974)	(8,141,973)	(12,633,549)

Net increase (decrease) from shares transactions	692,929	(11,857,050)	(2,907,295)	(3,155,866)

Total increase (decrease) in net assets	(13,528,802)	(12,590,220)	(10,637,070)	2,219,744

Net Assets
Beginning of period	78,299,870	90,890,090	198,506,118	196,286,374

End of period	64,771,068	78,299,870	187,869,048	198,506,118

See accompanying Notes to Financial Statements.	25

STATEMENTS OF CHANGES IN NET ASSETS (concluded)

Highland Funds II

	Highland Total Return Fund		Highland Fixed Income Fund

	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019	Six Months Ended March 31, 2020 (unaudited)	Year Ended September 30, 2019
CAPITAL STOCK ACTVITIY - SHARES

Class A:
Shares sold	18,288	65,495	127,832	208,364
Issued for distribution reinvested	9,673	13,041	78,305	178,547
Shares redeemed	(166,778)	(339,799)	(627,732)	(1,157,735)

Net decrease in fund shares	(138,817)	(261,263)	(421,595)	(770,824)

Class C:
Shares sold	3,108	5,796	1,000	25,775
Issued for distribution reinvested	—	908	1,562	3,725
Shares redeemed	(22,035)	(61,438)	(32,107)	(72,976)

Net decrease in fund shares	(18,927)	(54,734)	(29,545)	(43,476)

Class Y:
Shares sold	381,650	171,212	735,464	1,311,049
Issued for distribution reinvested	13,779	14,861	119,632	236,781
Shares redeemed	(226,958)	(411,859)	(628,979)	(987,633)

Net increase (decrease) in fund shares	168,471	(225,786)	226,117	560,197

26	See accompanying Notes to Financial Statements.

STATEMENTS OF CASH FLOWS

For the Six Months Ended March 31, 2020 (unaudited)	Highland Socially Responsible Fund

($)
Cash Flows Provided by Operating Activities:
Net decrease in net assets resulting from operations	(10,261,989)

Adjustments to Reconcile Net Investment Loss to Net Cash Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(156,636,625)
Purchases of investment securities from affiliated issuers	(1,014,052)
Proceeds from disposition of investment securities from unaffiliated issuers	178,590,694
Proceeds from return of capital of investment securities from affiliated issuers	964,979
Purchases of short-term portfolio investments, net	(7,385,244)
Purchases to cover securities sold short	(34,786,167)
Proceeds from disposition of securities sold short	47,359,292
Net proceeds received from written options contracts	(853,619)
Net realized loss on Investments from unaffiliated issuers	4,282,635
Net realized loss on securities sold short and written options contracts	728,425
Net change in unrealized appreciation (depreciation) on unaffiliated investments, affiliated investments, securities sold short and written options contracts	5,345,806
Increase in receivable for investments sold	(448,943)
Increase in due from broker	(756)
Increase in dividends and interest receivable	(13,229)
Increase in receivable from foreign tax reclaims	(578)
Increase in prepaid expenses and other assets	(18,548)
Increase in due to broker	784
Decrease in payable for investments purchased	(1,105,913)
Decrease in payables to related parties	(7,998)
Increase in payable for custody fees	6,893
Increase in payable for transfer agent fees	33,075
Decrease in payable for audit fees	(37,995)
Increase in accrued expenses and other liabilities	30,125

Net cash flow provided by operating activities	24,771,052

Cash Flows Used In Financing Activities:
Distributions paid in cash	(22,215)
Payments of shares redeemed	(14,623,956)
Proceeds from shares sold	2,271,552

Net cash flow used in financing activities	(12,374,619)

Net Decrease in Cash	12,396,433

Cash and Foreign Currency/Due to Custodian:
Beginning of period	210,215

End of period	12,606,648

Supplemental disclosure of cash flow information:
Reinvestment of distributions	727,812

Cash paid during the period for interest expense and commitment fees	1,019

See accompanying Notes to Financial Statements.	27

STATEMENTS OF CASH FLOWS (concluded)

For the Six Months Ended March 31, 2020 (unaudited)	Highland Small-Cap Equity Fund

($)
Cash Flows Provided by Operating Activities:
Net decrease in net assets resulting from operations	(18,714,866)

Adjustments to Reconcile Net Investment Loss to Net Cash Provided by Operating Activities:
Purchases of investment securities from unaffiliated issuers	(276,796)
Purchases of investment securities from affiliated issuers	(1,052,211)
Proceeds from disposition of investment securities from unaffiliated issuers	6,226,471
Proceeds from return of capital of investment securities from affiliated issuers	2,094,294
Proceeds from sale of short-term portfolio investments, net	6,458,952
Purchases to cover securities sold short	(533,914)
Proceeds from disposition of securities sold short	1,005,779
Net realized loss on Investments from unaffiliated issuers	1,173,832
Net realized gain on Investments from affiliated issuers	(345,583)
Net realized gain on securities sold short	(471,865)
Net change in unrealized appreciation (depreciation) on unaffiliated investments and affiliated investments	18,459,725
Decrease in receivable for investments sold	5,050,750
Decrease in due from broker	1,395,302
Decrease in dividends and interest receivable	81,846
Decrease in receivable from related parties	15,408
Increase in prepaid expenses and other assets	(122,362)
Decrease in due to broker	(16,003)
Decrease in payable for investments purchased	(1,122,722)
Increase in payables to related parties	2,607
Increase in payable for custody fees	1,995
Increase in payable for transfer agent fees	19,572
Decrease in payable for audit fees	(15,434)
Decrease in accrued dividends on short sales	(7,315)
Decrease in payable for commitment fees	(14,252)
Increase in accrued expenses and other liabilities	687

Net cash flow provided by operating activities	19,293,897

Cash Flows Used In Financing Activities:
Borrowings under credit facility	(10,170,000)
Distributions paid in cash	(200,865)
Payments of shares redeemed	(10,409,215)
Proceeds from shares sold	1,439,473

Net cash flow used in financing activities	(19,340,607)

Net Decrease in Cash	(46,710)

Cash and Foreign Currency/Due to Custodian:
Beginning of period	73,622

End of period	26,912

Supplemental disclosure of cash flow information:
Reinvestment of distributions	3,649,187

Cash paid during the period for interest expense and commitment fees	193,354

28	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Socially Responsible Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$15.02	$28.61	$31.18	$34.45	$32.32	$34.99

Income from Investment Operations:

Net investment income (loss)(a)	0.02	0.10	(0.03)	(0.03)	0.02	0.04

Net realized and unrealized gain (loss)	(2.21)	(4.20)	4.16	4.15	4.73	(0.25)

Total from Investment Operations	(2.19)	(4.10)	4.13	4.12	4.75	(0.21)

Less Distributions Declared to shareholders:

From net investment income	(0.14)	—	—	—	—	—

From net realized gains	—	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)

Total distributions declared to shareholders	(0.14)	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)

Net Asset Value, End of period(b)	$12.69	$15.02	$28.61	$31.18	$34.45	$32.32

Total Return(b)(c)	(14.77)%	(11.83)%	15.14%	15.46%	14.84%	(1.10)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$47,547	$66,433	$102,528	$107,865	$117,817	$169,434

Gross operating expenses(e)	1.70%	1.51%	1.19%	1.27%	1.28%	1.13%

Net investment income (loss)	0.26%	0.57%	(0.12)%	(0.10)%	0.07%	0.13%

Portfolio turnover rate	323%	807%	258%	83%	77%	18%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.61%	1.45%	1.19%	1.27%	1.28%	1.13%

Interest expense and commitment fees	—	—	—	0.04%	0.04%	0.01%

Dividends and fees on securities sold short	—	—	—	—	0.03%	—

See accompanying Notes to Financial Statements.	29

FINANCIAL HIGHLIGHTS

Highland Socially Responsible Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$6.88	$19.46	$23.37	$27.85	$26.76	$29.57

Income from Investment Operations:

Net investment loss(a)	(0.02)	(0.01)	(0.17)	(0.19)	(0.18)	(0.18)

Net realized and unrealized gain (loss)	(1.00)	(3.08)	2.96	3.10	3.89	(0.17)

Total from Investment Operations	(1.02)	(3.09)	2.79	2.91	3.71	(0.35)

Less Distributions Declared to shareholders:

From net investment income	(0.09)	—	—	—	—	—

From net realized gains	—	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)

Total distributions declared to shareholders	(0.09)	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)

Net Asset Value, End of period(b)	$5.77	$6.88	$19.46	$23.37	$27.85	$26.76

Total Return(b)(c)	(15.06)%	(12.44)%	14.28%	14.58%	13.98%	(1.82)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$3,842	$5,615	$10,453	$13,365	$21,466	$19,096

Gross operating expenses(e)	2.45%	2.24%	1.95%	2.02%	2.03%	1.88%

Net investment loss	(0.49)%	(0.16)%	(0.85)%	(0.84)%	(0.69)%	(0.63)%

Portfolio turnover rate	323%	807%	258%	83%	77%	18%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.36%	2.18%	1.95%	2.02%	2.03%	1.88%

Interest expense and commitment fees	—	—	—	0.04%	0.05%	0.01%

Dividends and fees on securities sold short	—	—	—	—	0.04%	—

30	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Socially Responsible Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$16.65	$30.38	$32.66	$35.65	$33.29	$35.89

Income from Investment Operations:

Net investment income(a)	0.04	0.17	0.04	0.04	0.10	0.14

Net realized and unrealized gain (loss)	(2.46)	(4.41)	4.38	4.36	4.88	(0.28)

Total from Investment Operations	(2.42)	(4.24)	4.42	4.40	4.98	(0.14)

Less Distributions Declared to shareholders:

From net investment income	(0.18)	—	—	—	—	—

From net realized gains	—	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)

Total distributions declared to shareholders	(0.18)	(9.49)	(6.70)	(7.39)	(2.62)	(2.46)

Net Asset Value, End of period(b)	$14.05	$16.65	$30.38	$32.66	$35.65	$33.29

Total Return(b)(c)	(14.73)%	(11.54)%	15.38%	15.78%	15.12%	(0.87)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$8,935	$10,888	$35,088	$34,893	$35,939	$35,521

Gross operating expenses(e)	1.46%	1.20%	0.94%	1.02%	1.03%	0.88%

Net investment income	0.50%	0.91%	0.13%	0.14%	0.29%	0.38%

Portfolio turnover rate	323%	807%	258%	83%	77%	18%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.37%	1.13%	0.94%	1.02%	1.03%	0.88%

Interest expense and commitment fees	—	—	—	0.04	0.05%	0.01%

Dividends and fees on securities sold short	—	—	—	—	0.03%	—

See accompanying Notes to Financial Statements.	31

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$12.05	$14.02	$15.23	$13.99	$12.96	$14.90

Income from Investment Operations:

Net investment income (loss)(a)	0.03	(0.02)	(0.05)	0.08	0.11	0.01

Net realized and unrealized gain (loss)	(5.69)	(0.16)	1.21	1.86	2.80	(0.27)

Total from Investment Operations	(5.66)	(0.18)	1.16	1.94	2.91	(0.26)

Less Distributions Declared to shareholders:

From net investment income	—	—	(0.03)	(0.09)	—	—

From net realized gains	(1.13)	(1.79)	(2.34)	(0.61)	(1.88)	(1.68)

Total distributions declared to shareholders	(1.13)	(1.79)	(2.37)	(0.70)	(1.88)	(1.68)

Net Asset Value, End of period(b)	$5.26	$12.05	$14.02	$15.23	$13.99	$12.96

Total Return(b)(c)	(51.95)%	1.17%	9.50%	14.53%	25.87%	(2.47)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$12,506	$29,719	$36,072	$43,663	$35,935	$29,765

Gross operating expenses(e)	3.41%	3.53%	2.94%	2.00%	2.02%	1.67%

Net investment income (loss)	0.58%	(0.17)%	(0.36)%	0.55%	0.90%	0.04%

Portfolio turnover rate	7%	12%	38%	84%	107%	70%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.38%	2.69%	2.34%	1.60%	1.40%	1.21%

Interest expense and commitment fees	1.04%	1.26%	0.67%	0.18%	0.18%	0.01%

Dividends and fees on securities sold short	—	0.06%	0.26%	0.07%	—	—

32	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$7.27	$9.35	$11.01	$10.32	$10.11	$12.06

Income from Investment Operations:

Net investment loss(a)	—	(0.07)	(0.11)	(0.02)	—	(0.08)

Net realized and unrealized gain (loss)	(3.19)	(0.22)	0.79	1.35	2.09	(0.19)

Total from Investment Operations	(3.19)	(0.29)	0.68	1.33	2.09	(0.27)

Less Distributions Declared to shareholders:

From net investment income	—	—	—	(0.03)	—	—

From net realized gains	(1.13)	(1.79)	(2.34)	(0.61)	(1.88)	(1.68)

Total distributions declared to shareholders	(1.13)	(1.79)	(2.34)	(0.64)	(1.88)	(1.68)

Net Asset Value, End of period(b)	$2.95	$7.27	$9.35	$11.01	$10.32	$10.11

Total Return(b)(c)	(52.15)%	0.44%	8.64%	13.73%	24.90%	(3.21)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$1,481	$3,233	$4,323	$5,131	$3,185	$2,872

Gross operating expenses(e)	4.18%	4.25%	3.69%	2.76%	2.77%	2.42%

Net investment income (loss)	(0.16)%	(0.93)%	(1.12)%	(0.23)%	0.15%	(0.72)%

Portfolio turnover rate	7%	12%	38%	84%	107%	70%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	3.13%	3.44%	3.09%	2.36%	2.15%	1.96%

Interest expense and commitment fees	1.04%	1.26%	0.67%	0.19%	0.18%	0.01%

Dividends and fees on securities sold short	—	0.06%	0.26%	0.07%	—	—

See accompanying Notes to Financial Statements.	33

FINANCIAL HIGHLIGHTS

Highland Small-Cap Equity Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.56	$15.48	$16.59	$15.16	$13.86	$15.79

Income from Investment Operations:

Net investment income (loss)(a)	0.04	0.02	(0.02)	0.12	0.18	0.04

Net realized and unrealized gain (loss)	(6.48)	(0.15)	1.31	2.04	3.00	(0.29)

Total from Investment Operations	(6.44)	(0.13)	1.29	2.16	3.18	(0.25)

Less Distributions Declared to shareholders:

From net investment income	—	—	(0.06)	(0.12)	—	—

From net realized gains	(1.13)	(1.79)	(2.34)	(0.61)	(1.88)	(1.68)

Total distributions declared to shareholders	(1.13)	(1.79)	(2.40)	(0.73)	(1.88)	(1.68)

Net Asset Value, End of period(b)	$5.99	$13.56	$15.48	$16.59	$15.16	$13.86

Total Return(b)(c)	(51.84)%	1.40%	9.55%	14.89%	26.17%	(2.25)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$2,663	$11,618	$10,606	$27,350	$8,221	$3,579

Gross operating expenses(e)	3.10%	3.29%	2.71%	1.78%	1.77%	1.42%

Net investment income (loss)	0.69%	0.13%	(0.15)%	0.72%	1.28%	0.28%

Portfolio turnover rate	7%	12%	38%	84%	107%	70%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.13%	2.44%	2.10%	1.39%	1.15%	0.96%

Interest expense and commitment fees	1.04%	1.26%	0.68%	0.21%	0.18%	0.01%

Dividends and fees on securities sold short	—	0.06%	0.25%	0.07%	—	—

34	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$22.99	$23.03	$24.04	$21.88	$21.99	$24.52

Income from Investment Operations:

Net investment income(a)	0.06	0.19	0.95	0.16	0.32	0.37

Net realized and unrealized gain (loss)	(3.96)	(0.09)	(0.68)	2.41	2.15	(1.44)

Total from Investment Operations	(3.90)	0.10	0.27	2.57	2.47	(1.07)

Less Distributions Declared to shareholders:

From net investment income	(0.15)	(0.02)	(0.40)	(0.25)	(0.35)	(0.24)

From net realized gains	—	(0.12)	(0.50)	(0.16)	(2.23)	(1.22)

From return of capital	—	—	(0.38)	—	—	—

Total distributions declared to shareholders	(0.15)	(0.14)	(1.28)	(0.41)	(2.58)	(1.46)

Net Asset Value, End of period(b)	$18.94	$22.99	$23.03	$24.04	$21.88	$21.99

Total Return(b)(c)	(17.11)%	0.53%	1.17%	11.89%	11.88%	(4.76)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$30,405	$40,099	$46,188	$56,167	$56,345	$59,307

Gross operating expenses(e)	1.34%	1.23%	1.17%	1.15%	1.15%	1.20%

Net investment income	0.53%	0.86%	4.13%	0.65%	1.56%	1.55%

Portfolio turnover rate	39%	62%	105%	99%	94%	175%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.34%	1.20%	1.17%	1.09%	1.15%	1.20%

Interest expense and commitment fees	—	—	—	—	—	—

Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	35

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$20.32	$20.51	$21.54	$19.61	$20.03	$22.58

Income from Investment Operations:

Net investment income (loss)(a)	(0.02)	0.02	0.71	(0.02)	0.16	0.18

Net realized and unrealized gain (loss)	(3.52)	(0.09)	(0.63)	2.17	1.93	(1.31)

Total from Investment Operations	(3.54)	(0.07)	0.08	2.15	2.09	(1.13)

Less Distributions Declared to shareholders:

From net investment income	—	—	(0.31)	(0.06)	(0.28)	(0.20)

From net realized gains	—	(0.12)	(0.50)	(0.16)	(2.23)	(1.22)

From return of capital	—	—	(0.30)	—	—	—

Total distributions declared to shareholders	—	(0.12)	(1.11)	(0.22)	(2.51)	(1.42)

Net Asset Value, End of period(b)	$16.78	$20.32	$20.51	$21.54	$19.61	$20.03

Total Return(b)(c)	(17.42)%	(0.27)%	0.39%	11.05%	11.03%	(5.45)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$1,850	$2,625	$3,771	$4,664	$6,183	$6,292

Gross operating expenses(e)	2.09%	1.98%	1.93%	1.90%	1.90%	1.95%

Net investment income (loss)	(0.23)%	0.09%	3.47%	(0.11)%	0.83%	0.81%

Portfolio turnover rate	39%	62%	105%	99%	94%	175%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	2.09%	1.95%	1.93%	1.84%	1.90%	1.95%

Interest expense and commitment fees	—	—	—	—	—	—

Dividends and fees on securities sold short	—	—	—	—	—	—

36	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Total Return Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$23.38	$23.43	$24.44	$22.24	$22.32	$24.82

Income from Investment Operations:

Net investment income(a)	0.09	0.25	1.00	0.22	0.37	0.57

Net realized and unrealized gain (loss)	(4.02)	(0.10)	(0.67)	2.45	2.19	(1.59)

Total from Investment Operations	(3.93)	0.15	0.33	2.67	2.56	(1.02)

Less Distributions Declared to shareholders:

From net investment income	(0.21)	(0.08)	(0.43)	(0.31)	(0.41)	(0.26)

From net realized gains	—	(0.12)	(0.50)	(0.16)	(2.23)	(1.22)

From return of capital	—	—	(0.41)	—	—	—

Total distributions declared to shareholders	(0.21)	(0.20)	(1.34)	(0.47)	(2.64)	(1.48)

Net Asset Value, End of period(b)	$19.24	$23.38	$23.43	$24.44	$22.24	$22.32

Total Return(b)(c)	(17.00)%	0.74%	1.41%	12.15%	12.14%	(4.51)%

Ratios to Average Net Assets:(d)

Net Assets, End of Period (000’s)	$32,516	$35,575	$40,931	$50,209	$12,139	$7,695

Gross operating expenses(e)	1.10%	0.98%	0.92%	0.90%	0.90%	0.90%

Net investment income	0.77%	1.11%	4.30%	0.98%	1.73%	2.39%

Portfolio turnover rate	39%	62%	105%	99%	94%	175%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(c)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(d)	All ratios for the period have been annualized, unless otherwise indicated.
(e)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.10%	0.95%	0.92%	0.84%	0.90%	0.90%

Interest expense and commitment fees	—	—	—	—	—	—

Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	37

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class A

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.05	$12.69	$12.98	$13.06	$12.58	$12.79

Income from Investment Operations:

Net investment income(a)	0.17	0.35	0.33	0.32	0.33	0.27

Net realized and unrealized gain (loss)	(0.52)	0.37	(0.28)	(0.06)	0.50	(0.18)

Total from Investment Operations	(0.35)	0.72	0.05	0.26	0.83	0.09

Less Distributions Declared to shareholders:

From net investment income	(0.17)	(0.36)	(0.32)	(0.32)	(0.32)	(0.27)

From return of capital	—	— (b)	(0.02)	(0.02)	(0.03)	(0.03)

Total distributions declared to shareholders	(0.17)	(0.36)	(0.34)	(0.34)	(0.35)	(0.30)

Net Asset Value, End of period(c)	$12.53	$13.05	$12.69	$12.98	$13.06	$12.58

Total Return(c)(d)	(2.70)%	5.76%	0.43%	2.06%	6.72%	0.66%

Ratios to Average Net Assets:(e)

Net Assets, End of Period (000’s)	$80,252	$89,042	$96,380	$104,803	$118,519	$126,892

Gross operating expenses(f)	0.97%	0.95%	0.92%	0.93%	0.91%	0.86%

Net investment income	2.58%	2.72%	2.55%	2.48%	2.58%	2.09%

Portfolio turnover rate	33%	53%	45%	20%	46%	57%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.97%	0.90%	0.89%	0.90%	0.90%	0.86%

Interest expense and commitment fees	—	—	—	—	—	0.01%

Dividends and fees on securities sold short	—	—	—	—	—	—

38	See accompanying Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class C

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.06	$12.71	$12.99	$13.08	$12.60	$12.80

Income from Investment Operations:

Net investment income(a)	0.12	0.25	0.23	0.22	0.24	0.18

Net realized and unrealized gain (loss)	(0.51)	0.36	(0.26)	(0.06)	0.50	(0.18)

Total from Investment Operations	(0.39)	0.61	(0.03)	0.16	0.74	—

Less Distributions Declared to shareholders:

From net investment income	(0.12)	(0.26)	(0.24)	(0.23)	(0.23)	(0.17)

From return of capital	—	— (b)	(0.01)	(0.02)	(0.03)	(0.03)

Total distributions declared to shareholders	(0.12)	(0.26)	(0.25)	(0.25)	(0.26)	(0.20)

Net Asset Value, End of period(c)	$12.55	$13.06	$12.71	$12.99	$13.08	$12.60

Total Return(c)(d)	(2.99)%	4.89%	(0.23)%	1.23%	5.92%	(0.01)%

Ratios to Average Net Assets:(e)

Net Assets, End of Period (000’s)	$2,017	$2,486	$2,970	$2,893	$5,585	$3,697

Gross operating expenses(f)	1.72%	1.70%	1.67%	1.68%	1.66%	1.61%

Net investment income	1.83%	1.97%	1.81%	1.74%	1.87%	1.35%

Portfolio turnover rate	33%	53%	45%	20%	46%	57%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share.
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	1.72%	1.65%	1.64%	1.65%	1.65%	1.61%

Interest expense and commitment fees	—	—	—	—	—	0.01%

Dividends and fees on securities sold short	—	—	—	—	—	—

See accompanying Notes to Financial Statements.	39

FINANCIAL HIGHLIGHTS

Highland Fixed Income Fund, Class Y

Selected data for a share outstanding throughout each period is as follows:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net Asset Value, Beginning of Period	$13.04	$12.68	$12.97	$13.05	$12.57	$12.78

Income from Investment Operations:

Net investment income(a)	0.18	0.38	0.35	0.35	0.36	0.32

Net realized and unrealized gain (loss)	(0.51)	0.37	(0.26)	(0.05)	0.50	(0.20)

Total from Investment Operations	(0.33)	0.75	0.09	0.30	0.86	0.12

Less Distributions Declared to shareholders:

From net investment income	(0.19)	(0.39)	(0.36)	(0.35)	(0.35)	(0.30)

From return of capital	—	— (b)	(0.02)	(0.03)	(0.03)	(0.03)

Total distributions declared to shareholders	(0.19)	(0.39)	(0.38)	(0.38)	(0.38)	(0.33)

Net Asset Value, End of period(c)	$12.52	$13.04	$12.68	$12.97	$13.05	$12.57

Total Return(c)(d)	(2.58)%	6.02%	0.68%	2.31%	6.99%	0.91%

Ratios to Average Net Assets:(e)

Net Assets, End of Period (000’s)	$105,600	$106,978	$96,936	$32,679	$2,899	$4,029

Gross operating expenses(f)	0.72%	0.71%	0.67%	0.68%	0.66%	0.61%

Net investment income	2.84%	2.97%	2.76%	2.71%	2.83%	2.45%

Portfolio turnover rate	33%	53%	45%	20%	46%	57%

(a)	Net investment income (loss) per share was calculated using average shares outstanding during the period.
(b)	Represents less than $0.005 per share
(c)

The Net Asset Value per share and total return have been calculated based on net assets which include adjustments made in accordance with U.S. Generally Accepted Accounting Principles required at period end for financial reporting purposes. These figures do not necessarily reflect the Net Asset Value per share or total return experienced by the shareholder at period end.

(d)

Total return is at net asset value assuming all distributions are reinvested and no initial sales charge or CDSC. For periods with waivers/reimbursements, had the Fund’s investment adviser not waived or reimbursed a portion of expenses, total return would have been lower.

(e)	All ratios for the period have been annualized, unless otherwise indicated.
(f)	Supplemental expense ratios are shown below:

Supplemental Expense Ratios:

	For the Six Months Ended March 31, 2020 (unaudited)	For the Years Ended September 30,
		2019	2018	2017	2016	2015

Net operating expenses (net of waiver/reimbursement, if applicable, but gross of all other operating expenses)	0.72%	0.65%	0.66%	0.65%	0.65%	0.61%

Interest expense and commitment fees	—	—	—	—	—	0.01%

Dividends and fees on securities sold short	—	—	—	—	—	—

40	See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (unaudited)

March 31, 2020	Highland Funds II

Note 1. Organization

Highland Funds II (the “Trust”) is a Massachusetts business trust organized on August 10, 1992. The Trust is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. It comprises six portfolios (each a “Fund” and collectively the “Funds”) that are currently being offered. This report covers information for the year ended September 30, 2019 for four of the Funds: Highland Socially Responsible Equity Fund (the “Socially Responsible Equity Fund”), Highland Small-Cap Equity Fund (the “Small-Cap Equity Fund”), Highland Total Return Fund (the “Total Return Fund”) and Highland Fixed Income Fund (the “Fixed Income Fund”).

Fund Shares

Each Fund is authorized to issue an unlimited number of shares of beneficial interest with a par value of $0.001 per share (each a “Share” and collectively, the “Shares”). Each Fund currently offers the following three share classes to investors, Class A, Class C, and Class Y Shares.

Class A Shares are sold with a front-end sales charge. Maximum sales load imposed on purchases of Class A Shares (as a percentage of offering price) is as follows:

Fund	%
Socially Responsible Equity Fund	5.75
Small-Cap Equity Fund	5.75
Total Return Fund	5.75
Fixed Income Fund	4.25

There is no front-end sales charge imposed on individual purchases of Class A Shares of $1 million or more. Purchases of $1 million or more of Class A Shares at net asset value (“NAV”) pursuant to a sales charge waiver are subject to a 0.50% contingent deferred sales charge (“CDSC”) if redeemed within one year of purchase. The front-end sales charge is also waived in other instances as described in the Funds’ prospectus.

Class C shares may be subject to a CDSC. The maximum CDSC imposed on redemptions of Class C Shares is 1.00% within the first year of purchase and 0.00% thereafter.

No front-end or CDSCs are assessed by the Trust with respect to Class Y Shares of all Funds.

Note 2. Significant Accounting Policies

The following summarizes the significant accounting policies consistently followed by the Funds in the preparation of their financial statements.

Use of Estimates

The Funds are investment companies that apply the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies. The Funds’ financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require Highland Capital Management Fund Advisors, L.P. (the “Investment Adviser”) to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ materially.

Determination of Class Net Asset Values

Each Funds’ income, expenses (other than distribution fees and shareholder service fees) and realized and unrealized gains and losses are allocated proportionally each day among each Fund’s respective share classes based upon the relative net assets of each share class. Expenses of the Trust, other than those incurred by a specific Fund, are allocated pro rata among the Funds and their share classes. Certain class specific expenses (such as distribution and shareholder service fees) are allocated to the class that incurs such expense.

Valuation of Investments

In computing the Funds’ net assets attributable to shares, securities with readily available market quotations on the New York Stock Exchange (NYSE), National Association of Securities Dealers Automated Quotation (NASDAQ) or other nationally recognized exchange, use the closing quotations on the respective exchange for valuation of those securities. Securities for which there are no readily available market quotations will be valued pursuant to policies adopted by the Funds’ Board of Trustees (the “Board”). Typically, such securities will be valued at the mean between the most recently quoted bid and ask prices provided by the principal market makers. If there is more than one such principal market maker, the value shall be the average of such means. Securities without a sale price or quotations from principal market makers on the valuation day may be priced by an independent pricing service. Generally, the Funds’ loan and bond positions are not traded on exchanges and consequently are valued based on a mean of the bid and ask price from the third-party pricing services or broker-dealer sources that the Investment Adviser has determined to have the capability which provide appropriate pricing services and which have been approved by the Board.

Semi-Annual Report	41

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

Securities for which market quotations are not readily available, or for which the Funds have determined that the price received from a pricing service or broker-dealer is “stale” or otherwise does not represent fair value (such as when events materially affecting the value of securities occur between the time when market price is determined and calculation of the Funds’ NAV) will be valued by the Funds at fair value, as determined by the Board or its designee in good faith in accordance with procedures approved by the Board, taking into account factors reasonably determined to be relevant, including: (i) the fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces that influence the market in which these securities are purchased and sold. In these cases, the Funds’ NAV will reflect the affected portfolio securities’ fair value as determined in the judgment of the Board or its designee instead of being determined by the market. Using a fair value pricing methodology to value securities may result in a value that is different from a security’s most recent sale price and from the prices used by other investment companies to calculate their NAVs. Determination of fair value is uncertain because it involves subjective judgments and estimates.

There can be no assurance that the Funds’ valuation of a security will not differ from the amount that it realizes upon the sale of such security. Those differences could have a material impact to the Funds. The NAV shown in the Funds’ financial statements may vary from the NAV published by each Fund as of its period end because portfolio securities transactions are accounted for on the trade date (rather than the day following the trade date) for financial statement purposes.

Fair Value Measurements

The Funds have performed an analysis of all existing investments and derivative instruments to determine the significance and character of inputs to their fair value determination. The levels of fair value inputs used to measure the Funds’ investments are characterized into a fair value hierarchy. Where inputs for an asset or liability fall into more than one level in the fair value hierarchy, the investment is classified in its entirety based on the lowest level input that is significant to that investment’s valuation. The three levels of the fair value hierarchy are described below:

Level 1 —	Quoted unadjusted prices for identical instruments in active markets to which the Fund has access at the date of measurement;

Level 2 —	Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active, but are valued based on executed trades; broker quotations that constitute an executable price; and alternative pricing sources supported by observable inputs are classified within Level 2. Level 2 inputs are either directly or indirectly observable for the asset in connection with market data at the measurement date; and

Level 3 —

Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. In certain cases, investments classified within Level 3 may include securities for which the Fund has obtained indicative quotes from broker-dealers that do not necessarily represent prices the broker may be willing to trade on, as such quotes can be subject to material management judgment. Unobservable inputs are those inputs that reflect the Fund’s own assumptions that market participants would use to price the asset or liability based on the best available information.

The Investment Adviser has established policies and procedures, as described above and approved by the Board, to ensure that valuation methodologies for investments and financial instruments that are categorized within all levels of the fair value hierarchy are fair and consistent. A Pricing Committee has been established to provide oversight of the valuation policies, processes and procedures, and is comprised of personnel from the Investment Adviser and its affiliates. The Pricing Committee meets monthly to review the proposed valuations for investments and financial instruments and is responsible for evaluating the overall fairness and consistent application of established policies.

As of March 31, 2020, the Funds’ investments consisted of senior loans, asset-backed securities, bonds and notes, common stocks, master limited partnerships, registered investment companies, cash equivalents, commercial paper, preferred stocks, exchange-traded funds, rights, warrants, securities sold short, futures, equity swaps, collateralized loan obligations, and options. The fair value of the Funds’ loans, bonds and asset-backed securities are generally based on quotes received from brokers or independent pricing services. Loans, bonds and asset-backed securities with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets. Senior loans, bonds and asset-backed securities that are priced using quotes derived from implied values, indicative bids, or a limited number of actual trades are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable.

42	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

The fair value of the Funds’ common stocks, preferred stocks, exchange-traded funds, rights, warrants and options that are not actively traded on national exchanges are generally priced using quotes derived from implied values, indicative bids, or a limited amount of actual trades and are classified as Level 3 assets because the inputs used by the brokers and pricing services to derive the values are not readily observable. Exchange-traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid-price, which is the mean of the bid and ask price, is utilized to value the option.

At the end of each calendar quarter, the Investment Adviser evaluates the Level 2 and 3 assets and liabilities for changes in liquidity, including but not limited to: whether a broker is willing to execute at the quoted price, the depth and consistency of prices from third party services, and the existence of contemporaneous, observable trades in the market. Additionally, the Investment Adviser evaluates the Level 1 and 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.

Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out of the levels are recognized at the value at the end of the period. A summary of the inputs used to value each Fund’s assets as of March 31, 2020 is as follows:

	Total value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Socially Responsible Equity Fund
Assets
Common Stocks
Communication Services	$7,485,180	$7,485,180	$—	$—
Consumer Discretionary	2,953,800	2,953,800	—	—
Consumer Staples	5,515,400	5,515,400	—	—
Financials	1,107,600	1,107,600	—	—
Healthcare	8,344,758	8,344,758	—	—
Information Technology	15,323,710	15,323,710	—	—
Materials	2,330,260	2,330,200	—	60
Real Estate	435,500	435,500	—	—	(1)
Registered Investment Companies	5,219,637	5,219,637	—	—
Preferred Stock
Healthcare(1)	—	—	—	—
Cash Equivalent	8,210,188	8,210,188	—	—

Total Assets	56,926,033	56,925,973	—	60

Liabilities
Securities Sold Short
Exchange Traded Fund	(12,887,500)	(12,887,500)	—	—

Total Liabilities	(12,887,500)	(12,887,500)	—	—

Total	$44,038,533	$44,038,473	$—	$60

(1)	This category includes securities with a value of zero.

Semi-Annual Report	43

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

	Total value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Small-Cap Equity Fund
Assets
Common Stocks
Communication Services	$245,622	$245,622	$—	$—
Consumer Discretionary	741,409	741,409	—	—
Energy	257,163	257,163	—	—
Financials	4,958,176	4,958,176	—	—
Healthcare	4,687,945	4,687,945	—	—
Industrials	1,057,387	1,057,387	—	—
Information Technology	1,794,052	1,794,052	—	—
Materials	1,819,241	569,241	1,250,000	—
Real Estate	1,689,373	1,689,373	—	—	(1)
Utilities	488,749	488,749	—	—
Registered Investment Companies	1,152,704	1,152,704	—	—
Preferred Stock
Real Estate	895,159	—	895,159	—
Master Limited Partnerships
Energy	438,505	438,505	—	—
Cash Equivalent	919,569	919,569	—	—

Total Assets	21,145,054	18,999,895	2,145,159	—

Total	$21,145,054	$18,999,895	$2,145,159	$—

(1)	This category includes securities with a value of zero.

44	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

	Total value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Total Return Fund
Assets
Common Stocks
Communication Services	$12,354,030	$12,354,030	$—	$—
Consumer Discretionary	2,211,016	2,211,016	—	—
Consumer Staples	1,561,394	1,561,394	—	—
Energy	1,893,590	1,893,590	—	—
Financials	5,228,809	5,228,809	—	—
Healthcare	385,163	385,163	—	—
Industrials	5,689,890	5,689,890	—	—
Information Technology	135,300	135,300	—	—
Materials	1,774,857	1,774,857	—	—
Real Estate	1,449,237	1,438,927	—	10,310
Corporate Bonds & Notes	12,020,813	—	12,020,813	—
Foreign Common Stock
France	7,938,621	7,938,621	—	—
Germany	117,906	117,906	—	—
Italy	990,158	990,158	—	—
Japan	594,463	594,463	—	—
Mexico	405,298	405,298	—	—
United Kingdom	235,385	235,385	—	—
Registered Investment Companies	2,713,553	2,713,553	—	—
Foreign Corporate Bonds & Notes	2,432,948	—	2,432,948	—
Preferred Stock
Energy	124,110	124,110	—	—
Financials	1,941,189	1,815,589	125,600	—
Real Estate	61,850	42,167	19,683	—
Utilities	81,504	81,504	—	—
Agency Mortgage-Backed Securities	1,235,728	—	1,235,728	—
Master Limited Partnerships
Energy	291,240	291,240	—	—
Non-Agency Collateralized Mortgage-Backed Security	97,686	—	97,686	—
Agency Collateralized Mortgage Obligations	11,067	—	11,067	—
Asset-Backed Security	1	—	1	—
Cash Equivalent	1,887,913	1,887,913	—	—

Total Assets	65,864,719	49,910,883	15,943,526	10,310

Total	$65,864,719	$49,910,883	$15,943,526	$10,310

Semi-Annual Report	45

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

	Total value at March 31, 2020	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Highland Fixed Income Fund
Assets
Agency Mortgage-Backed Securities	$56,288,844	$—	$56,288,844	$—
Corporate Bonds & Notes	38,891,272	—	38,891,272	—
U.S. Treasury Obligations	26,714,000	10,720,957	15,993,043	—
U.S. Government Agency—Asset-Backed Security	18,887,462	—	18,887,462	—
Preferred Stock
Communication Services	5,792,281	5,792,281	—	—
Energy	1,894,316	1,894,316	—	—
Financials	4,480,522	3,851,665	628,857	—
Real Estate	1,839,135	1,500,582	338,553	—
Utilities	1,057,450	1,057,450	—	—
Asset-Backed Securities	9,672,513	—	9,672,513	—
Registered Investment Companies	7,623,522	7,623,522	—	—
Municipal Bonds
California	1,146,441	—	1,146,441	—
Kentucky	774,817	—	774,817	—
Maryland	513,595	—	513,595	—
Michigan	1,421,255	—	1,421,255	—
New York	1,107,955	—	1,107,955	—
North Dakota	945,232	—	945,232	—
Pennsylvania	101,044	—	101,044	—
Washington	778,755	—	778,755	—
U.S. Government Agency Obligations	2,114,997	—	2,114,997	—
Non-Agency Collateralized Mortgage-Backed Security	1,609,854	—	1,609,854	—
Common Stocks
Financials	166,771	166,771	—	—
Real Estate	1,409,139	1,224,298	—	184,841
Agency Collateralized Mortgage Obligations	1,521,365	—	1,521,365	—
Foreign Corporate Bonds & Notes	715,282	—	715,282	—
Cash Equivalent	81,920	81,920	—	—

Total Assets	187,549,739	33,913,762	153,451,136	184,841

Total	$187,549,739	$33,913,762	$153,451,136	$184,841

46	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

The tables below set forth a summary of changes in the Highland Socially Responsible Fund, Highland Total Return Fund and the Highland Fixed Income Fund’s assets measured at fair value using significant unobservable inputs (Level 3) for the six months ended March 31, 2020.

	Balance as of September 30, 2019	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at March 31, 2020
Highland Socially Responsible Equity Fund
Common Stocks
Materials	$97,560	$—	$—	$—	$—	$(97,500)	$—	$—	$60	$(97,500)
Real Estate	—	—	—	—	—	(35,021)	1,000,000	(964,979)	—	(35,021)
Preferred Stock
Healthcare	252,174	—	—	—	—	(252,174)	—	—	—	(252,174)

Total	$349,734	$—	$—	$—	$—	$(384,695)	$1,000,000	$(964,979)	$60	$(384,695)

	Balance as of September 30, 2019	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at March 31, 2020
Highland Total Return Fund
Common Stocks
Real Estate	$13,846	$—	$—	$—	$—	$(3,536)	$—	$—	$10,310	$—

Total	$13,846	$—	$—	$—	$—	$(3,536)	$—	$—	$10,310	$—

	Balance as of September 30, 2019	Transfers Into Level 3	Transfers Out of Level 3	Accrued Discounts (Premiums)	Realized Gain (Loss)	Net Unrealized Appreciation (Depreciation)	Net Purchases	Net Sales	Balance as of March 31, 2020	Change in Unrealized Appreciation (Depreciation) from Investments held at March 31, 2020
Highland Fixed Income Fund
Common Stocks
Real Estate	$248,235	$—	$—	$—	$—	$(63,394)	$—	$—	$184,841	$—

Total	$248,235	$—	$—	$—	$—	$(63,394)	$—	$—	$184,841	$—

Investments designated as Level 3 may include assets valued using quotes or indications furnished by brokers which are based on models or estimates and may not be executable prices. In light of the developing market conditions, the Investment Adviser continues to search for observable data points and evaluate broker quotes and indications received for portfolio investments.

The Funds use end of period market value in the determination of the amount associated with any transfers between levels. For the six months ended March 31, 2020, there were no transfers in or out of Level 3.

Semi-Annual Report	47

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category	Market Value at 3/31/2020	Valuation Technique	Unobservable Inputs	Input Values
Highland Socially Responsible Equity Fund
Common Stocks	$60	Discounted Cash Flow	Discount Rate	20.5%
	—	Multiple Analysis	Multiple of EBITDA	5.75x - 7.5x
	—	Transaction Analysis	Multiple of EBITDA	7.75x - 8.25x
	—	Net Asset Value	N/A	N/A
Preferred Stock	—	Transaction Indication of Value	Enterprise Value ($mm)	0.0%

	$60
Highland Total Return Fund
Common Stocks	$10,310	Market Approach	Market Index Adjustment	-46.4%
	—	NAV	Third Party Value Indication	$9.97

	$10,310
Highland Fixed Income Fund
Common Stocks	$184,841	Market Approach	Market Index Adjustment	-46.4%
	—	NAV	Third Party Value Indication	$9.97

	$184,841

The significant unobservable inputs used in the fair value measurement of the Socially Responsible Equity Fund’s common equity securities are: multiple of EBITDA and discount rate. Significant increases (decreases) in any of those inputs in isolation could result in a significantly lower (higher) fair value measurement.

The significant unobservable input used in the fair value measurement of the Total Return Fund’s REIT assets is the market index adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

The significant unobservable input used in the fair value measurement of the Fixed Income Fund’s REIT assets is the market index adjustment. Significant increases (decreases) in any of those inputs in isolation could result in a significantly higher (lower) fair value measurement.

In addition to the unobservable inputs utilized for various valuation methodologies, the Investment Adviser frequently uses a combination of two or more valuation methodologies to determine fair value for a single holding. In such instances, the Investment Adviser assesses the methodologies and ascribes weightings to each methodology. The weightings ascribed to any individual methodology ranged from as low as 50% to as high as 50% as of March 31, 2020. The selection of weightings is an inherently subjective process, dependent on professional judgement. These selections may have a material impact to the concluded fair value for such holdings.

Security Transactions

Security transactions are accounted for on the trade date. Realized gains/(losses) on investments sold are recorded on the basis of the specific identification method for both financial statement and U.S. federal income tax purposes taking into account any foreign taxes withheld.

Income Recognition

Corporate actions (including cash dividends) are recorded on the ex-dividend date, net of applicable withholding taxes, except for certain foreign corporate actions, which are recorded as soon after ex-dividend date as such information becomes available and is verified. Interest income is recorded on the accrual basis.

Accretion of discount on taxable bonds and loans is computed to the call date, while amortization of premium on taxable bonds and loans is computed to the call or maturity date, whichever is shorter, both using the effective yield method. Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates.

U.S. Federal Income Tax Status

Each Fund is treated as a separate taxpayer for U.S. federal income tax purposes. The Funds intend to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and will distribute substantially all of their taxable income and gains, if any, for the tax year, and as such will not be subject to U.S. federal income taxes. In addition, the Funds intend to

48	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

distribute, in each calendar year, all of their net investment income, capital gains and certain other amounts, if any, such that the Funds should not be subject to U.S. federal excise tax. Therefore, no U.S. federal income or excise tax provisions are recorded.

The Investment Adviser has analyzed the Funds’ tax positions taken on U.S. federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for U.S. federal income tax is required in the Funds’ financial statements. The Funds’ U.S. federal and state income and U.S. federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue. Furthermore, the Investment Adviser of the Funds is also not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next 12 months.

Distributions to Shareholders

The Fixed Income Fund typically declares investment income dividends daily and pays them monthly. All other Funds typically declare and pay dividends from investment income annually. All Funds typically declare and pay distributions from net realized capital gains in excess of capital loss carryforwards annually.

Cash & Cash Equivalents

The Funds consider liquid assets deposited with a bank and certain short-term debt instruments of sufficient credit quality with original maturities of three months or less to be cash equivalents. The Funds also consider money market instruments that invest in cash equivalents to be cash equivalents. These investments represent amounts held with financial institutions that are readily accessible to pay Fund expenses or purchase investments. Cash and cash equivalents are valued at cost plus accrued interest, which approximates market value. The value of cash equivalents denominated in foreign currencies is determined by converting to U.S. dollars on the date of the Statement of Assets and Liabilities.

Foreign Currency

Accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at exchange rates using the current 4:00 PM London Time Spot Rate. Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates, between trade and settlement dates on securities transactions and between the accrual and payment dates on dividends, interest income and foreign withholding taxes, are recorded as unrealized foreign currency gains/(losses). Realized gains/(losses) and unrealized appreciation/(depreciation) on investment securities and income and expenses are translated on the respective dates of such transactions. The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gain or loss on investment securities.

Securities Sold Short

The Funds may sell securities short. A security sold short is a transaction in which the Fund sells a security it does not own in anticipation that the market price of that security will decline. When the Fund sells a security short, it must borrow the security sold short from a broker-dealer and deliver it to the buyer upon conclusion of the transaction. A Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any dividends or other payments received on such borrowed securities. In some circumstances, a Fund may be allowed by its prime broker to utilize proceeds from securities sold short to purchase additional investments, resulting in leverage. Securities and cash held as collateral for securities sold short are shown on the Investments Portfolios for each of the Funds. Cash held as collateral for securities sold short is classified as restricted cash on the Statement of Assets and Liabilities, as applicable. Securities valued at $11,019,364 were posted in the Socially Responsible Equity Fund’s segregated account as collateral.

Other Fee Income

Fee income may consist of origination/closing fees, amendment fees, administrative agent fees, transaction break-up fees and other miscellaneous fees. Origination fees, amendment fees, and other similar fees are non-recurring fee sources. Such fees are received on a transaction by transaction basis and do not constitute a regular stream of income and are recognized when incurred.

Note 3. Derivative Transactions

The Funds are subject to equity securities risk, interest rate risk and currency risk in the normal course of pursuing their investment objectives. The Funds enter into derivative transactions for the purpose of hedging against the effects of changes in the value of portfolio securities due to anticipated changes in market conditions, to gain market exposure for residual and accumulating cash positions and for managing the duration of fixed income investments.

Futures Contracts

A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. The Funds may invest in interest rate, financial and

Semi-Annual Report	49

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

stock or bond index futures contracts subject to certain limitations. The Funds invest in futures contracts to manage their exposure to the stock and bond markets and fluctuations in currency values. Buying futures tends to increase a Fund’s exposure to the underlying instrument while selling futures tends to decrease a Fund’s exposure to the underlying instrument, or economically hedge other Fund investments. With futures contracts, there is minimal counterparty credit risk to the Funds since futures contracts are exchange-traded and the exchange’s clearinghouse, as counterparty to all traded futures, guarantees the futures against default. A Fund’s risks in using these contracts include changes in the value of the underlying instruments, non-performance of the counterparties under the contracts’ terms and changes in the liquidity of the secondary market for the contracts. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they principally trade.

Upon entering into a financial futures contract, the Funds are required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount, known as initial margin deposit. Subsequent payments, known as variation margins, are made or can be received by the Funds each day, depending on the daily fluctuation in the fair value of the underlying security. The Funds record an unrealized gain/(loss) equal to the daily variation margin. Should market conditions move unexpectedly, the Funds may not achieve the anticipated benefits of the futures contracts and may incur a loss. The Funds recognize a realized gain/(loss) on the expiration or closing of a futures contract.

For the six months ended March 31, 2020, the Funds did not invest in futures contracts.

Options

The Funds may utilize options on securities or indices to varying degrees as part of their principal investment strategy. An option on a security is a contract that gives the holder of the option, in return for a premium, the right to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise or “strike” price. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. The Funds may hold options, write option contracts, or both. If an option written by a Fund expires unexercised, a Fund realizes on the expiration date a capital gain equal to the premium received by a Fund at the time the option was written.

If an option purchased by a Fund expires unexercised, a Fund realizes a capital loss equal to the premium paid. Prior to the earlier of exercise or expiration, an exchange-traded option may be closed out by an offsetting purchase or sale of an option of the same series (type, underlying security, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be effected when a Fund desires. A Fund will realize a capital gain from a closing purchase transaction if the cost of the closing option is less than the premium received from writing the option, or, if the cost of the closing option is more than the premium received from writing the option, a capital loss. A Fund will realize a capital gain from a closing sale transaction if the premium received from the sale is more than the original premium paid when the option position was opened, or a capital loss, if the premium received from a sale is less than the original premium paid.

During the six months ended March 31, 2020, the Socially Responsible Equity Fund had written options to provide leveraged short exposure, and purchased options to provide leveraged long exposure, to the underlying equity, which is consistent with the investment strategies of this Fund.

For the six months ended March 31, 2020, the Small-Cap Equity, Total Return and Fixed Income Funds did not invest or write in options.

Swap Contracts

The Funds may use swaps as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”). Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Funds will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund are recorded in “Net realized gain (loss) on swap contracts” on the accompanying Statement of Operations and Changes in Net Assets as realized gains or losses, respectively.

Additional Derivative Information

The Funds follow adopted amendments to authoritative guidance on disclosures about derivative instruments and hedging activities which require that the Funds disclose;

50	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

a) how and why an entity uses derivative instruments; b) how derivative instruments and related hedged items are accounted for; c) how derivative instruments and related hedged items affect an entity’s financial position, financial performance and cash flows; and d) how the netting of derivatives subject to master netting arrangements (if applicable) affects the net exposure of the Fund related to the derivatives.

To reduce counterparty credit risk with respect to over-the-counter (“OTC”) transactions, the Funds have entered into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) master agreements, which allows the Funds to make (or to have an entitlement to receive) a single net payment in the event of default (close-out netting) for outstanding payables and receivables with respect to certain OTC derivative positions in forward currency exchange contracts for each individual counterparty. In addition, the Funds may require that certain counterparties post cash and/or securities in collateral accounts to cover their net payment obligations for those derivative contracts subject to ISDA master agreements. If the counterparty fails to perform under these contracts and agreements, the cash and/or securities will be made available to the Funds.

Certain ISDA master agreements include credit related contingent features which allow counterparties to OTC derivatives to terminate derivative contracts prior to maturity in the event the Funds’ net assets decline by a stated percentage or the Funds fail to meet the terms of its ISDA master agreements, which would cause the Funds to accelerate payment of any net liability owed to the counterparty.

For financial reporting purposes, the Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities. Bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events.

Collateral terms are contract specific for OTC derivatives. For derivatives traded under an ISDA master agreement, the collateral requirements are typically calculated by netting the mark to market amount for each transaction under such agreement and comparing that to the value of any collateral currently pledged by the Fund or the Counterparty.

For financial reporting purposes, cash collateral that has been pledged to cover obligations of the Funds, if any, is reported in restricted cash on the Statement of Assets and Liabilities. Generally, the amount of collateral due from or to a party must exceed a minimum transfer amount threshold before a transfer has to be made. To the extent amounts due to the Funds from their counterparties are not fully collateralized, contractually or otherwise, the Funds bear the risk of loss from counterparty non-performance.

The average monthly volume of derivative activity for the six months ended March 31, 2020 is as follows:

Fund	Units/ Contracts	Appreciation/ (Depreciation)
Socially Responsible Equity Fund
Purchased Options Contracts	920	$20,853
Written Options Contracts	785	(10,243)

Note 4. Securities Lending

Effective April 4, 2019, HCM entered into a custody agreement with Bank of New York Mellon (“BNY”). Prior to April 4, 2019, State Street Bank and Trust Company (“State Street”) served as the custodian to each Fund.

As of March 31, 2020, the Funds did not participate in securities lending transactions with BNY.

The Funds would receive collateral consisting of cash (U.S. and foreign currency), securities issued or guaranteed by the U.S. government or its agencies or instrumentalities, sovereign debt, convertible bonds, irrevocable bank letters of credit or such other collateral as may be agreed on by the parties to a securities lending arrangement, initially with a value of 102% or 105% of the market value of the loaned securities and thereafter maintained at a value of 100% of the market value of the loaned securities. If the collateral consists of non-cash collateral, the borrower would pay the Fund a loan premium fee. If the collateral consists of cash, BNY would reinvest the cash. Although voting rights, or rights to consent, with respect to the loaned securities pass to the borrower, the Fund would recall the loaned securities upon reasonable notice in order that the securities could be voted by the Fund if the holders of such securities are asked to vote upon or consent to matters materially affecting the investment. The Fund also could call such loans in order to sell the securities involved. Securities lending transactions were entered into pursuant to Securities Loan Agreements (“SLA”), which would provide the right, in the event of default (including bankruptcy or insolvency) for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaulted, the Funds, as lenders, would offset the market value of the collateral received against the market value of the securities loaned. The value of the collateral is typically greater than that of the market value of the securities loaned, leaving the lender with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may

Semi-Annual Report	51

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

impose restrictions on or prohibitions against such a right of offset in the event of an SLA counterparty’s bankruptcy or insolvency. Under the SLA, the Funds can reinvest cash collateral, or, upon an event of default, resell or repledge the collateral, and the borrower can resell or repledge the loaned securities. The risks of securities lending also include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. To mitigate this risk, each Fund benefits from a borrower default indemnity provided by BNY. BNY’s indemnity generally provides for replacement of securities lent or the approximate value thereof.

Note 5. U.S. Federal Income Tax Information

The character of income and gains to be distributed is determined in accordance with income tax regulations which may differ from U.S. GAAP. These differences include (but are not limited to) investments organized as partnerships for tax purposes, foreign taxes, investments in futures, losses deferred to off-setting positions, tax treatment of organizational start-up costs, losses deferred due to wash sale transactions, tax treatment of net investment loss and distributions in excess of net investment income, dividends deemed paid upon shareholder redemption of Fund shares and tax attributes from Fund reorganizations. Reclassifications are made to the Funds’ capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. These reclassifications have no impact on net investment income, realized gains or losses, or NAV of the Funds. The calculation of net investment income per share in the Financial Highlights table excludes these adjustments.

For the year ended September 30, 2019, permanent differences chiefly resulting from net investment losses, dividends on short sales, foreign currency gains and losses, partnership basis adjustments and REITs were identified and reclassified among the components of the Funds’ net assets as follows:

Fund	Distributable Earnings (Loss)	Paid-in-Capital
Socially Responsible Equity Fund	$ 4	$ (4)
Small-Cap Equity Fund	250	(250)
Total Return Fund	28,451	(28,451)
Fixed Income Fund	84,792	(84,792)

At September 30, the Funds’ most recent tax year end, components of distributable earnings on a tax basis is as follows:

Fund	Undistributed Income	Undistributed Long-Term Capital Gains	Undistributed Tax-Exempt Income	Other Temporary Differences(1)	Accumulated Capital and Other Losses	Net Tax Appreciation/ (Depreciation)
Socially Responsible Equity Fund	$648,604	$—	$—	$(3)	$(6,259,425)	$(3,121,122)
Small-Cap Equity Fund	3,608,423	147,337	—	(3,877,740)	—	3,155,727
Total Return Fund	579,070	—	—	3	(1,047,118)	5,130,884
Fixed Income Fund	—	—	—	(22,835)	(1,742,224)	3,887,039

(1)	Other temporary differences are comprised of dividends payable, organizational expenses.

Under the Regulated Investment Company Modernization Act of 2010, Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. As of September 30, 2019, the most recent tax year end, the following Funds have capital loss carryovers as indicated below.

Fund	No Expiration Short- Term	No Expiration Long- Term	Total
Socially Responsible Equity Fund	$6,259,425	$—	$6,259,425
Small-Cap Equity Fund	—	—	—
Total Return Fund	—	—	—
Fixed Income Fund	—	1,742,224	1,742,224

For the year ended September 30, 2019, the Fixed Income Fund utilized capital losses carryover from prior year in the amount of $169,453.

52	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

The tax character of distributions paid during the years ended September 30, 2019 and September 30, 2018 (unless otherwise indicated) is as follows:

	Distributions Paid From:
Fund	Ordinary Income(1)	Long- Term Capital Gains	Return of Capital(2)
Socially Responsible Equity Fund 2019	$1,509,010	$46,276,111	$—
2018	—	33,270,981	—
Small-Cap Equity Fund 2019	2,358,488	3,712,838	—
2018	6,352,156	2,385,203	—
Total Return Fund 2019	612,165	—	—
2018	1,772,756	2,216,764	1,744,763
Fixed Income Fund 2019	5,611,924	—	65,603
2018	3,891,386	—	201,474

(1)	For tax purposes, short-term capital gains distributions, if any, are considered ordinary income distributions.
(2)	Additional Information will be distributed on Form 1099 at the end of the calendar year.

Unrealized appreciation and depreciation at March 31, 2020, based on cost of investments for U.S. federal income tax purposes was:

	Gross Appreciation	Gross Depreciation	Net Appreciation/ (Depreciation)	Federal Tax Cost ($ Thousands)
Socially Responsible Equity Fund	$1,378,650	$(8,711,075)	$(7,332,425)	$64,258,458
Small-Cap Equity Fund	2,728,078	(18,540,565)	(15,812,487)	36,957,541
Total Return Fund	1,677,493	(12,240,824)	(10,563,331)	76,428,050
Fixed Income Fund	6,078,568	(9,766,639)	(3,688,071)	191,237,810

For Federal income tax purposes, the cost of investments owned at March 31, 2020 were different from amounts reported for financial reporting purposes primarily due to investments in partnership, REIT and other securities and deferred wash sale losses.

Qualified Late Year Ordinary and Post October Losses

Under current laws, certain capital losses realized after October 31 may be deferred and treated as occurring on the first day of the following fiscal year. Late-Year Losses represent ordinary losses realized on investment transactions from January 1, 2019 through September 30, 2019. For the fiscal year ended September 30, 2019, the Funds elected to defer the following losses:

Fund	Realized Capital Losses	Ordinary Losses
Socially Responsible Equity Fund	$—	$—
Small-Cap Equity Fund	—	—
Total Return Fund	1,047,118	—
Fixed Income Fund	—	—

Note 6. Credit Agreement

On May 18, 2017, the Small-Cap Equity Fund entered into a Master Margin Loan Agreement (the “Margin Loan Agreement”) with The Bank of New York Mellon. The Margin Loan agreement has a current maturity of May 12, 2020.

Interest is charged to the Small-Cap Equity Fund under the Margin Loan Agreement based on its borrowings at a rate equal to LIBOR plus 1.20%. In addition, the Small-Cap Equity Fund pays a commitment fee of 0.40% on any undrawn amount. Included in the Statement of Operations is $193,354 of interest expense and commitment fees. At March 31, 2020, the current outstanding amount and fair value was $4,555,000 and $4,235,213, respectively. For the six months ended March 31, 2020, the Small-Cap Equity Fund’s average daily balance under the Margin Loan Agreement was $13,556,027, at a weighted average interest rate of 3.17% for the days outstanding.

Note 7. Advisory, Administration, Service and Distribution, Trustee, and Other Fees

Investment Advisory Fees and Sub-Advisory Fees

For its investment advisory services, each Fund pays the Investment Adviser a monthly fee, computed and accrued daily, based on an annual rate of the Funds’ Average Daily Managed Assets. Average Daily Managed Assets of a Fund means the average daily value of the total assets of a Fund

Semi-Annual Report	53

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

less all accrued liabilities of a Fund (other than the aggregate amount of any outstanding borrowings constituting financial leverage).

The table below shows each Fund’s contractual advisory fee with Highland for the six months ended March 31, 2020:

Fund	Annual Fee Rate to the Investment Adviser
Socially Responsible Equity Fund	0.60%
Small-Cap Equity Fund	0.95%
Total Return Fund	0.50%
Fixed Income Fund	0.30%

On behalf of the Funds, the Trust has entered into an administration agreement with SEI Investments Global Funds Services (“SEI”), a wholly owned subsidiary of SEI Investments Company, and pays SEI a fee for administration services. The Investment Adviser generally assists in all aspects of the Funds’ administration and operations and furnishes offices, necessary facilities, equipment and personnel.

Sub-Advisory Fees

The Total Return Fund and the Fixed Income Fund are sub-advised by First Foundation Advisors (“FFA”). The Investment Adviser pays each sub-advisor an investment sub-advisory fee out of the advisory fees that it receives from the respective Fund.

Expense Limits and Fee Reimbursements

The Investment Adviser has contractually agreed to limit the total annual operating expenses (exclusive of fees paid by the Funds pursuant to their distribution plans under Rule 12b-1 under the 1940 Act, as amended, taxes, such as deferred tax expenses, dividend expenses on short sales, interest payments, brokerage commissions and other transaction costs, acquired fund fees and expenses and extraordinary expenses (collectively, the “Excluded Expenses”)) of the Small-Cap Equity Fund, the Total Return Fund and the Fixed Income Fund to 1.15%, 0.95% and 0.65%, respectively, of average daily net assets attributable to any class of the Small-Cap Equity Fund, the Total Return Fund and the Fixed Income Fund (each, an “Expense Cap” and collectively, the “Expense Caps”). The Expense Caps will continue through at least January 31, 2021, and may not be terminated prior to this date without the action or consent of the Board. Additionally, the Investment Adviser waives Investment advisory fees on Affiliated investments positions.

Additionally, the Funds may invest in securities issued by other investment companies, including investment companies that are advised by the Adviser or its affiliates, to the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC, and exchange-traded funds

(“ETFs”). Fees and expenses of such investments will be borne by shareholders of the investing Fund, and the Adviser voluntarily waives the higher of the two fees for the portion of the Fund’s investment advisory fee attributable to its investment in the affiliated investment company.

Under the expense limitation agreement, the Investment Adviser may recoup waived and/or reimbursed amounts with respect to a Fund within thirty-six months of the date such amounts were waived or reimbursed, provided the Fund’s total annual operating expenses, including such recoupment, do not exceed the Expense Cap in effect at the time of such waiver/reimbursement

On March 31, 2020, the amounts subject to possible future recoupment under the Funds’ expense limitations were as follows:

	Expiring during Fiscal Years Ending September 30,
Fund	2020	2021	2022	2023
Socially Responsible Equity Fund	$—	$—	$70,696	$36,165
Small-Cap Equity Fund	120,248	345,549	379,374	189,676
Total Return Fund	—	—	23,219	—
Fixed Income Fund	16,286	25,185	110,365	—

During the six months ended March 31, 2020, the Investment Adviser did not recoup any fees previously waived or reimbursed, and $120,248 and $16,286 of fees previously waived and or reimbursed in the Small-Cap Equity Fund and the Fixed Income Fund, respectively by the Investment Adviser that were eligible for recoupment expired. No other amounts expired or were recouped from the Funds during the six months ended March 31, 2020.

Fees Paid to Officers and Trustees

Each Trustee receives an annual retainer of $150,000 payable in quarterly installments and allocated among each portfolio in the Highland Fund Complex overseen by such Trustee based on relative net assets. The “Highland Fund Complex” consists of all of the registered investment companies advised by the Investment Adviser or its affiliated advisers and NexPoint Capital, Inc., a closed-end management investment company that has elected to be treated as a business development company under the 1940 Act as of the date of this report. Trustees are reimbursed for actual out-of-pocket expenses relating to attendance at meetings, however, the Chairman of the Board and the Chairman of the Audit and Qualified Legal Compliance Committee each receive an additional payment of $10,000 payable in quarterly installments and allocated among each portfolio in the Funds Complex based on relative net assets. The Trustees do not receive any separate compensation in connection with service on Committees or for attending Board or Committee

54	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

Meetings. The Trustees do not have any pension or retirement plan. The Funds pay no compensation to their officers, all of whom are employees of the Investment Adviser or one of its affiliates.

Distribution and Shareholder Service Fees

The Funds have a distribution and shareholder service plan (each a “Plan” and collectively the “Plans”) pursuant to Rule 12b-1 under the 1940 Act. The Plans require the payment of a monthly service fee to Highland Capital Funds Distributor, Inc. (the “Underwriter”) at an annual rate of 0.25% of the average daily net assets attributable to Class A, and Class C shares of the Funds. The Plans also require the payment of a monthly distribution fee to the Underwriter at an annual rate of 0.75% of the average daily net assets attributable to Class C shares. Currently Class Y shares are not subject to a 12b-1 fee. The Underwriter received $6,092 of front-end sales charges from the sale of Class A shares of the Funds during the six months ended March 31, 2020.

Fund	Class A Front End Sales Charges	Class C CDSC Fees
Socially Responsible Equity Fund	$1,218	$—
Small-Cap Equity Fund	2,150	—
Total Return Fund	644	—
Fixed Income Fund	2,080	—

Indemnification

Under the Fund’s organizational documents, the officers and Trustees have been granted certain indemnification rights against certain liabilities that may arise out of performance of their duties to the Funds. Additionally, in the normal course of business, the Fund may enter into contracts with service providers that contain a variety of indemnification clauses. The Funds’ maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Note 8. Disclosure of Significant Risks and Contingencies

The primary risks of investing in the Funds are described below in alphabetical order:

Counterparty Risk

Counterparty risk is the potential loss the Funds may incur as a result of the failure of a counterparty or an issuer to make payments according to the terms of a contract. Counterparty risk is measured as the loss the Funds would record if its counterparties failed to perform pursuant to the terms of their obligations to the Funds. Because the Funds may enter into over-the-counter forwards, options, swaps and other derivative financial instruments, the Funds may be exposed to the credit risk of their counterparties. To limit the counterparty risk associated with such transactions, the Funds conduct business only with financial institutions judged by the Investment Adviser to present acceptable credit risk.

Credit Risk

Investments rated below investment grade are commonly referred to as high-yield, high risk or “junk debt.” They are regarded as predominantly speculative with respect to the issuing company’s continuing ability to meet principal and/ or interest payments. Investments in high yield debt and high yield Senior Loans may result in greater NAV fluctuation than if a Fund did not make such investments.

Corporate debt obligations, including Senior Loans, are subject to the risk of non-payment of scheduled interest and/or principal. Non-payment would result in a reduction of income to a Fund, a reduction in the value of the corporate debt obligation experiencing non-payment and a potential decrease in the NAV of the Fund.

Currency Risk

A portion of the Funds’ assets may be quoted or denominated in non-U.S. currencies. These securities may be adversely affected by fluctuations in relative currency exchange rates and by exchange control regulations. The Funds’ investment performance may be negatively affected by a devaluation of a currency in which the Funds’ investments are quoted or denominated. Further, the Funds’ investment performance may be significantly affected, either positively or negatively, by currency exchange rates because the U.S. dollar value of securities quoted or denominated in another currency will increase or decrease in response to changes in the value of such currency in relation to the U.S. dollar.

Derivatives Risk

Derivatives risk is a combination of several risks, including the risks that: (1) an investment in a derivative instrument may not correlate well with the performance of the securities or asset class to which the Fund seeks exposure, (2) derivative contracts, including options, may expire worthless and the use of derivatives may result in losses to the Fund, (3) a derivative instrument entailing leverage may result in a loss greater than the principal amount invested, (4) derivatives not traded on an exchange may be subject to credit risk, for example, if the counterparty does not meet its obligations (see also “Counterparty Risk”), and (5) derivatives not traded on an exchange may be subject to liquidity risk and the related risk that the instrument is difficult or impossible to value accurately. As a general matter, when the Fund establishes certain derivative instrument positions, such as certain futures, options and forward contract positions, it will segregate liquid assets (such as cash, U.S. Treasury bonds or

Semi-Annual Report	55

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

commercial paper) equivalent to the Fund’s outstanding obligations under the contract or in connection with the position. In addition, changes in laws or regulations may make the use of derivatives more costly, may limit the availability of derivatives, or may otherwise adversely affect the use, value or performance of derivatives. A Fund’s ability to pursue its investment strategy, including its strategy of investing in certain derivative instruments, may be limited to or adversely affected by the Fund’s intention to qualify as a regulated investment company, and its strategy may bear adversely on its ability to so qualify.

Illiquid and Restricted Securities Risk

Certain investments made by the Funds are, and others may be, illiquid, and consequently the Funds may not be able to sell such investments at prices that reflect the Investment Adviser’s assessment of their value or the amount originally paid for such investments by the Funds. Illiquidity may result from the absence of an established market for the investments as well as legal, contractual or other restrictions on their resale and other factors. Furthermore, the nature of the Funds’ investments, especially those in financially distressed companies, may require a long holding period prior to profitability.

Restricted securities (i.e., securities acquired in private placement transactions) and illiquid securities may offer higher yields than comparable publicly traded securities. The Funds, however, may not be able to sell these securities when the Investment Adviser considers it desirable to do so or, to the extent they are sold privately, may have to sell them at less than the price of otherwise comparable securities. Restricted securities are subject to limitations on resale which can have an adverse effect on the price obtainable for such securities. Also, if in order to permit resale the securities are registered under the Securities Act at a Fund’s expense, the Fund’s expenses would be increased. A high percentage of illiquid securities in a Fund creates a risk that such a Fund may not be able to redeem its shares without causing significant dilution to remaining shareholders.

Master Limited Partnership (“MLP”) Risk

Master Limited Partnership Risk is the risk of investing in MLP units, which involves some risks that differ from an investment in the equity securities of a company. The Funds may hold a significant investment in MLP units. Holders of MLP units have limited control and voting rights on matters affecting the partnership. Holders of units issued by an MLP are exposed to a remote possibility of liability for all of the obligations of that MLP in the event that a court determines that the rights of the holders of MLP units to vote to remove or replace the general partner of that MLP, to approve amendments to that MLP’s partnership agreement, or to take other action under the partnership agreement of that MLP would constitute “control” of the business of that MLP, or a court or governmental agency determines that the MLP is conducting business in a state without complying with the partnership statute of that state. Holders of MLP units are also exposed to the risk that they will be required to repay amounts to the MLP that are wrongfully distributed to them. Additionally, a sustained reduced demand for crude oil, natural gas and refined petroleum products could adversely affect MLP revenues and cash flows, and changes in the regulatory environment could adversely affect the profitability of MLPs.

Interest Rate Risk

The risk that fixed income securities will decline in value because of changes in interest rates. When interest rates decline, the value of fixed rate securities already held by the Funds can be expected to rise. Conversely, when interest rates rise, the value of existing fixed rate portfolio securities can be expected to decline. A fund with a longer average portfolio duration will be more sensitive to changes in interest rates than a Fund with a shorter average portfolio duration. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. On July 27, 2017, the head of the United Kingdom’s Financial Conduct Authority announced a desire to phase out the use of LIBOR by the end of 2021. Due to this announcement, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rate. As such, the potential effect of a transition away from LIBOR on the Fund or the financial instruments in which the Company invests cannot yet be determined.

Leverage Risk

Each Fund may use leverage in its investment program, including the use of borrowed funds and investments in certain types of options, such as puts, calls and warrants, which may be purchased for a fraction of the price of the underlying securities. While such strategies and techniques increase the opportunity to achieve higher returns on the amounts invested, they also increase the risk of loss. To the extent the Funds purchase securities with borrowed funds, their net assets will tend to increase or decrease at a greater rate than if borrowed funds are not used. If the interest expense on borrowings were to exceed the net return on the portfolio securities purchased with borrowed funds, the Funds’ use of leverage would result in a lower rate of return than if the Funds were not leveraged.

Non-U.S. Securities Risk

Non-U.S. securities risk is the risk associated with investing in non-U.S. issuers. Investments in securities of non-U.S. issuers

56	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

involve certain risks not involved in domestic investments (for example, fluctuations in foreign exchange rates (for non-U.S. securities not denominated in U.S. dollars); future foreign economic, financial, political and social developments; nationalization; exploration or confiscatory taxation; smaller markets; different trading and settlement practices; less governmental supervision; and different accounting, auditing and financial recordkeeping standards and requirements) that may result in each Fund experiencing more rapid and extreme changes in value than a fund that invests exclusively in securities of U.S. companies. These risks are magnified for investments in issuers tied economically to emerging markets, the economies of which tend to be more volatile than the economies of developed markets. In addition, certain investments in non-U.S. securities may be subject to foreign withholding and other taxes on interest, dividends, capital gains or other income or proceeds. Those taxes will reduce each Fund’s yield on any such securities.

Pandemics and Associated Economic Disruption

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in the closing of borders, enhanced health screenings, healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general anxiety and economic uncertainty. The impact of this coronavirus may be short term or may last for an extended period of time and result in a substantial economic downturn. Health crises caused by outbreaks of disease, such as the coronavirus, may exacerbate other pre-existing political, social and economic risks. This outbreak, and other epidemics and pandemics that may arise in the future, could negatively affect the global economy, as well as the economies of individual countries, individual companies and the market in general in significant and unforeseen ways. For example, a widespread health crisis such as a global pandemic could cause substantial market volatility, exchange trading suspensions and closures, impact a Funds’ ability to complete repurchase requests, and affect Fund performance. Any such impact could adversely affect a Fund’s performance, the performance of the securities in which a Fund invests, lines of credit available to a Fund and may lead to losses on your investment in a Fund. In addition, the increasing interconnectedness of markets around the world may result in many markets being affected by events or conditions in a single country or region or events affecting a single or small number of issuers.

Senior Loans Risk

The risk that the issuer of a senior may fail to pay interest or principal when due, and changes in market interest rates may reduce the value of the senior loan or reduce the Fund’s returns. The risks associated with senior loans are similar to the risks of high yield debt securities. Senior loans and other debt securities are also subject to the risk of price declines and to increases in interest rates, particularly long-term rates. Senior loans are also subject to the risk that, as interest rates rise, the cost of borrowing increases, which may increase the risk of default. In addition, the interest rates of floating rate loans typically only adjust to changes in short-term interest rates; long-term interest rates can vary dramatically from short-term interest rates. Therefore, senior loans may not mitigate price declines in a long-term interest rate environment. The Fund’s investments in senior loans are typically below investment grade and are considered speculative because of the credit risk of their issuers.

Short Sales Risk

Short sales by the Funds that are not made where there is an offsetting long position in the asset that it is being sold short theoretically involve unlimited loss potential since the market price of securities sold short may continuously increase. Short selling allows the Funds to profit from declines in market prices to the extent such decline exceeds the transaction costs and costs of borrowing the securities. However, since the borrowed securities must be replaced by purchases at market prices in order to close out the short position, any appreciation in the price of the borrowed securities would result in a loss. Purchasing securities to close out the short position can itself cause the price of securities to rise further, thereby exacerbating the loss. The Funds may mitigate such losses by replacing the securities sold short before the market price has increased significantly. Under adverse market conditions, a Fund might have difficulty purchasing securities to meet margin calls on its short sale delivery obligations, and might have to sell portfolio securities to raise the capital necessary to meet its short sale obligations at a time when fundamental investment considerations would not favor such sales.

Note 9. Investment Transactions

Purchases & Sales of Securities

The cost of purchases and the proceeds from sales of investments, other than short-term securities and short-term options, for the six months ended March 31, 2020, were as follows:

	U.S Government Securities		Other Securities
Fund	Purchases	Sales	Purchases	Sales
Socially Responsible Equity Fund	$—	$—	$238,077,058	$259,929,486
Small-Cap Equity	—	—	9,853,020	2,850,801
Total Return Fund	—	1,096,841	27,085,123	4,521,073
Fixed Income Fund	26,034,181	15,644,450	36,282,156	44,405,523

Semi-Annual Report	57

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

Note 10. Affiliated Issuers

Under Section 2 (a) (3) of the Investment Company Act of 1940, as amended, a portfolio company is defined as “affiliated” if a fund owns five percent or more of its outstanding voting securities or if the portfolio company is under common control. The tables below show affiliated issuers of each Fund as of the six months ended March 31, 2020:

Highland Socially Responsible Equity Fund
Issuer	Shares at September 30, 2019	Beginning Value as of September 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2020	Shares at March 31, 2020	Affiliated Income	Cap Gain Distributions
Other Affiliates
Socially Responsible Equity Sub, LLC (Common Stock)	—	$—	$1,000,000	$(964,978)	$—	$(35,022)	$—	$100,000	$—	$—
Highland Merger Arbitrage Fund (Registered Investment Company)	220,978	4,238,354	14,051	—	—	28,648	4,281,053	221,701	14,052	—
NexPoint Strategic Opportunities (Registered Investment Company)	113,630	2,037,386	—	—	—	(1,098,802)	938,584	113,630	124,993	—

Total	334,608	$6,275,740	$1,014,051	$(964,978)	$—	$(1,105,176)	$5,219,637	$435,331	$139,045	$—

Highland Small-Cap Equity
Issuer	Shares at September 30, 2019	Beginning Value as of September 30, 2019	Purchases at Cost	Proceeds from Sales	Net Realized Gain/(Loss) on Sales of Affiliated Issuers	Change in Unrealized Appreciation/ (Depreciation)	Ending Value as of March 31, 2020	Shares at March 31, 2020	Affiliated Income	Cap Gain Distributions
Other Affiliates
NexPoint Residential Trust, Inc., REIT	58,192	$2,721,058	$52,211	$(1,127,815)	$345,583	$(1,312,737)	$678,300	$26,906	$10,811	$—
Small-Cap Equity Sub, LLC REIT	—	—	1,000,000	(966,479)	—	(33,521)	—	100,000	—
Highland Global Allocation Fund (Registered Investment Company)	39,647	406,382	—	—	—	(233,917)	172,465	39,647	22,599	—
NexPoint Strategic Opportunities (Registered Investment Company)	118,673	2,127,807	—	—	—	(1,147,568)	980,239	118,673	130,540	—

Total	216,512	$5,255,247	$1,052,211	$(2,094,294)	$345,583	$(2,727,743)	$1,831,004	$285,226	$163,950	$—

58	Semi-Annual Report

NOTES TO FINANCIAL STATEMENTS (unaudited) (continued)

March 31, 2020	Highland Funds II

The Highland Total Return Fund and the Highland Fixed Income Fund did not have any affiliated issuers as of March 31, 2020.

Note 11. New Accounting Pronouncements

In November, 2016, the FASB issued Accounting Standards Update 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The amendments in this update require the statement of cash flows explain the change during the period in the total of cash, cash equivalents. Amounts generally described as restricted cash or restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The Investment Adviser has evaluated the impact of this new guidance and effective April 1, 2018, the Funds no longer report the change in restricted cash and cash equivalents in the operating and investing sections in our Consolidated Statements of Cash Flows. Restricted cash and cash equivalents are now included in the beginning and end of the period cash and cash equivalents on the Consolidated Statements of Cash Flows. These changes have been applied using a retrospective transition method to each period presented.

In December 2016, the FASB issued Accounting Standards Update 2016-19, Technical Corrections and Improvements. The amendments in this update include an amendment to FASB ASC Topic 820, Fair Value Measurement and Disclosures to clarify the difference between a valuation approach and a valuation technique. The amendment also requires an entity to disclose when there has been a change in either or both a valuation approach and/or a valuation technique. For public entities, this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years. The Investment Adviser has evaluated the impact of this new guidance and the adoption of this guidance did not have a material impact on the Funds’ financial statements.

In March 2017, the FASB issued Accounting Standards Update 2017-08, Receivables — Nonrefundable Fees and Other Costs (Subtopic 310-20). The amendments in this update shorten the amortization period for certain callable debt securities held at premium. Specifically, the amendments require the premium to be amortized to the earliest call date. The amendments do not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity. For public entities this update will be effective for fiscal years beginning after December 15, 2018, and for interim periods within those fiscal years. The Investment Adviser is currently evaluating the impact of this new guidance on the Funds’ financial statements.

In February 2018, the FASB issued Accounting Standards Update 2018-03, Technical Corrections and Improvements to Financial Instruments — Overall (Subtopic 825-10): Recognition and Measurement of Financial Assets and Financial Liabilities. The amendments in this update provide a variety of technical corrections and improvements to how entities should account for financial instruments. For public entities this update will be effective for fiscal years beginning after December 15, 2017, and for interim periods within those fiscal years beginning after June 15, 2018. The Investment Adviser has evaluated the impact of this new guidance and the adoption of this guidance did not have a material impact on the Funds’ financial statements.

In August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820). The new guidance includes additions and modifications to disclosures requirements for fair value measurements. For public entities, the amendments are effective for financial statements issued for fiscal years beginning after December 15, 2019, and interim periods within those fiscal years. At this time, management is currently evaluating the impact of this new guidance on the financial statements and disclosures.

Note 12. Legal Matters

The Investment Adviser (HCMFA) has historically been affiliated through common control with HCMLP, an SEC-registered investment adviser. On October 16, 2019, HCMLP filed for Chapter 11 bankruptcy protection with the United States Bankruptcy Court for the District of Delaware. The case was subsequently transferred to the United States Bankruptcy Court for the Northern District of Texas. On January 9, 2020, the bankruptcy court approved a change of control of HCMLP, which involved the resignation of James Dondero as the sole director of, and the appointment of an independent board to, HCMLP’s general partner. Mr. Dondero remains an employee of HCMLP and as portfolio manager for all funds and vehicles for which he currently holds such titles. Nevertheless, given Mr. Dondero’s historic role with HCMLP and his continued ownership interest and roles with respect to the investment platform as a whole, as well as the shared services agreements between HCMLP and the Investment Adviser, we treat HCMLP and its affiliates as our affiliates for purposes hereof. HCMFA is not a party to HCMLP’s bankruptcy filing.

The Investment Adviser is a party to a shared services arrangement with HCMLP. Under this arrangement the Investment Adviser may utilize employees from HCMLP in

Semi-Annual Report	59

NOTES TO FINANCIAL STATEMENTS (unaudited) (concluded)

March 31, 2020	Highland Funds II

connection with various services such as human resources, accounting, tax, valuation, information technology services, office space, employees, compliance and legal. The Adviser does not expect HCMLP’s bankruptcy to impact its provision of services to the Investment Adviser at this time.

Note 13. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has determined that there were no subsequent events to report which have not already been recorded or disclosed in these financial statements and accompanying notes, except as described below.

As a result of the decreases in market value of the Funds’ assets pledged at derivative counterparties, the Fund has been required to post additional collateral relating to its margin requirements. The Funds have posted all required collateral; however, the Funds’ ability to meet future margin calls may be impacted by continued unfavorable market conditions.

60	Semi-Annual Report

ADDITIONAL INFORMATION (unaudited)

March 31, 2020	Highland Funds II

Additional Portfolio Information

The Investment Adviser and its affiliates manage other accounts, including registered and private funds and individual accounts. Although investment decisions for the Funds is made independently from those of such other accounts, the Investment Adviser may, consistent with applicable law, make investment recommendations to other clients or accounts that may be the same or different from those made to the Funds, including investments in different levels of the capital structure of a company, such as equity versus senior loans, or that involve taking contradictory positions in multiple levels of the capital structure. The Investment Adviser has adopted policies and procedures that address the allocation of investment opportunities, execution of portfolio transactions, personal trading by employees and other potential conflicts of interest that are designed to ensure that all client accounts are treated equitably over time. Nevertheless, this may create situations where a client could be disadvantaged because of the investment activities conducted by the Investment Adviser for other client accounts. When the Funds and one or more of such other accounts are prepared to invest in, or desire to dispose of, the same security, available investments or opportunities for each will be allocated in a manner believed by the Investment Adviser to be equitable to the Funds and such other accounts. The Investment Adviser also may aggregate orders to purchase and sell securities for the Funds and such other accounts. Although the Investment Adviser believes that, over time, the potential benefits of participating in volume transactions and negotiating lower transaction costs should benefit all accounts including the Funds, in some cases these activities may adversely affect the price paid or received by the Funds or the size of the position obtained or disposed of by the Funds.

Disclosure of Fund Expenses

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and redemption fees; and (2) ongoing costs, including management fees; distribution (12b-1) and service fees; and other Fund expenses. This example is intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the six-month period October 1, 2019 through March 31, 2020, unless otherwise indicated. This table illustrates your Fund’s costs in two ways:

Actual Expenses:

The first part of the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes:

The second part of the table provides information about hypothetical account values and hypothetical expenses based on your Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not your Fund’s actual return. The actual expense ratio includes voluntary fee waivers or expense reimbursements by the Fund’s investment adviser. The expense ratio would be higher had the fee waivers or expense reimbursements not been in effect. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) or redemption fees. Therefore, the second part of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios(1)	Expenses Paid During Period(2)

Highland Socially Responsible Equity Fund
Actual Fund Return
Class A	$1,000.00	$852.30	1.61%	$7.46
Class C	1,000.00	849.40	2.36	10.91
Class Y	1,000.00	852.70	1.37	6.35
Hypothetical
Class A	$1,000.00	$1,016.95	1.61%	$8.12
Class C	1,000.00	1,013.20	2.36	11.88
Class Y	1,000.00	1,018.15	1.37	6.91

Highland Small-Cap Equity Fund
Actual Fund Return
Class A	$1,000.00	$480.50	2.38%	$8.81
Class C	1,000.00	478.50	3.13	11.57
Class Y	1,000.00	481.60	2.13	7.89
Hypothetical
Class A	$1,000.00	$1,013.10	2.38%	$11.98
Class C	1,000.00	1,009.35	3.13	15.72
Class Y	1,000.00	1,014.35	2.13	10.73

Semi-Annual Report	61

ADDITIONAL INFORMATION (unaudited) (concluded)

March 31, 2020	Highland Funds II

	Beginning Account Value 10/1/19	Ending Account Value 3/31/20	Annualized Expense Ratios(1)	Expenses Paid During Period(2)

Highland Total Return Fund
Actual Fund Return
Class A	$1,000.00	$828.90	1.34%	$6.13
Class C	1,000.00	825.80	2.09	9.54
Class Y	1,000.00	830.00	1.10	5.03
Hypothetical
Class A	$1,000.00	$1,018.30	1.34%	$6.76
Class C	1,000.00	1,014.55	2.09	10.53
Class Y	1,000.00	1,019.50	1.10	5.55

Highland Fixed Income Fund
Actual Fund Return
Class A	$1,000.00	$973.00	0.97%	$4.78
Class C	1,000.00	970.10	1.72	8.47
Class Y	1,000.00	974.20	0.72	3.55
Hypothetical
Class A	$1,000.00	$1,020.15	0.97%	$4.90
Class C	1,000.00	1,016.40	1.72	8.67
Class Y	1,000.00	1,021.40	0.72	3.64

(1)	Annualized, based on the Fund’s most recent fiscal half-year expenses, including dividends on short positions and interest expenses, if any.
(2)

Expenses are equal to the Fund’s annualized expense ratio including interest expense and dividends on short positions, if any, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, divided by the number of days in the full fiscal year (183/366).

62	Semi-Annual Report

IMPORTANT INFORMATION ABOUT THIS REPORT

Investment Adviser

Highland Capital Management Fund Advisors, L.P.

300 Crescent Court, Suite 700 Dallas, TX 75201

Sub-Advisers

First Foundation Advisors

18/01 Von Karman Ave., Suite 700

Irvine, CA 92612-0145

Transfer Agent

DST Asset Manager Solutions, Inc.

2000 Crown Colony Drive

Quincy, MA 02169

Underwriter

NexPoint Securities, Inc.

300 Crescent Court, Suite 700

Dallas, TX 75201

Custodian

Bank of New York Mellon 240

Greenwich Street

New York, NY 10286

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

2121 N. Pearl Street, Suite 2000,

Dallas, TX 75201

Fund Counsel

K&L Gates LLP

1 Lincoln Street

Boston, MA 02111

This report has been prepared for shareholders of Highland Socially Responsible Equity Fund, Highland Small-Cap Equity Fund, Highland Total Return Fund and Highland Fixed Income Fund (collectively, the “Funds”). The Funds mail one shareholder report to each shareholder address. If you would like more than one report, please call shareholder services at 1-877-665-1287 to request that additional reports be sent to you.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to their portfolio securities, and the Funds’ proxy voting records for the most recent 6-month period ended March 31, are available (i) without charge, upon request, by calling 1-877-665-1287 and (ii) on the Securities and Exchange Commission’s website at http://www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-PORT. The Funds’ Form N-PORT are available on the Commission’s website at http://www.sec.gov and also may be reviewed and copied at the Commission’s Public Reference Room in Washington, DC. Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330. Shareholders may also obtain the Form N-Q by visiting the Funds’ website at www.highlandfunds.com.

The Statements of Additional Information include additional information about the Funds’ Trustees and are available upon request without charge by calling 1-877-665-1287.

Semi-Annual Report	63

THIS PAGE LEFT BLANK INTENTIONALLY

THIS PAGE LEFT BLANK INTENTIONALLY

Highland Funds

c/o DST Asset Manager Solutions, Inc.

430 W 7th Street Suite 219424

Kansas City, MO 64105-1407

Highland Funds II	Semi-Annual Report, March 31, 2020

www.highlandfunds.com	HFII-SAR-3/20

Item 2.	Code of Ethics.

Not applicable.

Item 3.	Audit Committee Financial Expert.

Not applicable.

Item 4.	Principal Accountant Fees and Services.

Not applicable.

Item 5.	Audit Committee of Listed Registrants.

Not applicable.

Item 6.	Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the Semi-Annual Reports filed under Item 1 of this form.

(b)	Not applicable.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to Highland Funds II’s (“the Registrant”) Board of Trustees.

Item 11.	Controls and Procedures.

(a)

The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of such controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 13.	Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certification pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto.

(a)(3)	Not applicable.

(a)(4)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HIGHLAND FUNDS II

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 9, 2020

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following person(s) on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title):	/s/ Frank Waterhouse
Frank Waterhouse
Treasurer, Principal Accounting Officer, Principal Financial Officer, and Principal Executive Officer

Date: June 9, 2020